PMFM Moderate Portfolio Trust - CUSIP 69344E208, NASDAQ SymbolB ETFMX PMFM Managed Portfolio Trust - CUSIP 69344E109, NASDAQ Symbol ETFGX PMFM Tactical Opportunities Portfolio Trust - CUSIP 69344E505,
       NASDAQ Symbol ETFTX


Prospectus                                                    September 27, 2004

________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST

                                 INVESTOR CLASS

                              Each a series of the
                              PMFM Investment Trust
________________________________________________________________________________

This prospectus includes information about the PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust and PMFM Tactical Opportunities Portfolio Trust (each a "Fund" and collectively, the "Funds") that you should know before investing. This prospectus relates to the Investor Class offered by the Funds. The Funds also offer an additional class of shares, Advisor Class, which are offered in a separate prospectus.

You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).


                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


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These  securities  have not been approved or  disapproved  by the Securities and
Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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


TABLE OF CONTENTS

                                                                            Page
                                                                            ----

ADVISOR'S INVESTMENT APPROACH.................................................2
-----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS.............................4
-------------------------------------------------
     PMFM MODERATE PORTFOLIO TRUST............................................4
     -----------------------------
     PMFM MANAGED PORTFOLIO TRUST.............................................4
     ----------------------------
     PMFM TACTICAL OPPORTUNITIES TRUST........................................5
     ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................8
-----------------------------------------
     ALL OF THE FUNDS.........................................................8
     ----------------
     PMFM TACTICAL OPPORTUNITIES TRUST.......................................11
     ---------------------------------

PERFORMANCE INFORMATION......................................................11
-----------------------

FEES AND EXPENSES OF THE FUNDS...............................................12
------------------------------

MANAGEMENT OF THE FUNDS......................................................14
-----------------------
     INVESTMENT ADVISOR......................................................14
     ------------------
     BOARD OF TRUSTEES.......................................................15
     -----------------
     ADMINISTRATOR...........................................................15
     -------------
     TRANSFER AGENT..........................................................15
     --------------
     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION.............16
     -----------------------------------------------------------

INVESTING IN THE FUNDS.......................................................17
----------------------
     MINIMUM INVESTMENT......................................................17
     ------------------
     PURCHASE AND REDEMPTION PRICE...........................................17
     -----------------------------
     PURCHASING SHARES.......................................................18
     -----------------
     REDEEMING  SHARES.......................................................20
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................23
--------------------------------------
     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................23
     ----------------------------------
     FINANCIAL HIGHLIGHTS....................................................23
     --------------------
     ADDITIONAL INFORMATION..................................................25
     ----------------------

ADVISOR'S INVESTMENT APPROACH
-----------------------------

In allocating the Funds' assets, the Funds' investment advisor, PMFM, Inc. ("Advisor"), uses a proprietary, quantitatively driven asset allocation model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators. Examples of technical and fundamental indicators examined by the Advisor include:

     o  Market breadth;
     o  Trend lines;
     o  Interest rates; and
     o  Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a quantitative determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Advisor's investment philosophy emphasizes purchasing exchange-traded funds, or ETFs (see sidebar). The Advisor believes ETFs are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ 100, etc.) and market sector indexes (e.g. healthcare indexes, utilities indexes, real estate indexes, etc.). In general, ETFs may be bought and sold any time on any day at the net asset value of the relevant index. The Advisor emphasizes active management of cash and cash equivalent positions ("Cash Positions") to remain invested when it believes markets are overvalued or have too high of a risk.

--------------------------------------------------------------------------------
What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, ETF shareholders pay their proportionate share of these expenses.
--------------------------------------------------------------------------------

Each of the Funds applies the Advisor's general investment approach by investing primarily in ETFs and Cash Positions. However, each Fund is designed for different types of investors, as described below:

     o PMFM Moderate Portfolio Trust (the "Moderate Fund") is the most conservative of the three Funds. Therefore, the Moderate Fund generally will be the first of the Funds to sell interests in markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky, and generally will be the last of the Funds to purchase interests in markets or market sectors when the Advisor's analysis and allocation model suggests they have become or are becoming low risk and likely to appreciate.

     o PMFM Managed Portfolio Trust (the "Managed Fund") is not as conservative as the Moderate Fund, but is not as aggressive as the PMFM Tactical Opportunities Portfolio Trust. Therefore, the Managed Fund generally will invest in markets or market sectors before the Moderate Fund but after the Tactical Opportunities Fund when the Advisor's analysis and allocation model suggests that those markets or market sectors have become or are becoming low risk and offer opportunities for growth. Likewise, the Managed Fund generally will move out of markets and market sectors after the Moderate Fund but before the Tactical Opportunities Fund when the Advisor's analysis and allocation model suggests those markets or market sectors have become or are becoming risky.

     o PMFM Tactical Opportunities Portfolio Trust (the "Tactical Opportunities Fund") is the most aggressive of the three Funds. Therefore, the Tactical Opportunities Fund generally will be the first of the Funds to invest in markets and market sectors when the Advisor's analysis and allocation model suggests that they offer opportunities for growth, and the last to move out of markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky. The Tactical Opportunities Fund will also often supplement its direct investments in the markets with derivatives investments to hedge its portfolio.

Detailed descriptions of the Funds' investment objectives, principal investment strategies, principal risks of investing, and fees and expenses are described on pages 4 to 13.


INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS
-------------------------------------------------

PMFM MODERATE PORTFOLIO TRUST
-----------------------------

The investment objective of the Moderate Fund is to achieve a balance between long-term capital appreciation and capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Moderate Fund invests primarily in ETFs and Cash Positions. As explained above, the Moderate Fund is the most conservative of the Funds. Therefore, the Moderate Fund generally will be the first of the Funds to sell interests or reduce investment exposure in markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky. Similarly, the Moderate Fund generally will be the last of the Funds to buy interest or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor's asset allocation model and risk analysis indicates that they have become or are becoming low risk and present opportunities for growth.

In general, the Moderate Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates a high probability that the applicable market or sector is at low risk of losing value and likely to appreciate. Likewise, the Moderate Fund may be heavily invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value. The Moderate Fund will generally have a higher average weighting in Cash Positions than the other Funds over time.

PMFM MANAGED PORTFOLIO TRUST
----------------------------

The investment objective of the Managed Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Managed Fund invests primarily in ETFs and Cash Positions. As explained above, the Managed Fund is more aggressive than the Moderate Fund, but not as aggressive as the Tactical Opportunities Fund. Therefore, the Managed Fund will generally buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities before the Moderate Fund but after the Tactical Opportunities Fund when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Managed Fund will generally sell interests or reduce investment exposure in equity or bond markets or market sectors after the Moderate Fund but before the Tactical Opportunities Fund when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In general, the Managed Fund will be substantially invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable market or sector is likely to appreciate. The Managed Fund may be substantially invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value.

PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST
-------------------------------------------

The investment objective of the Tactical Opportunities Fund is to seek long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Tactical Opportunities Fund invests primarily in ETFs and Cash Positions. In addition, the Tactical Opportunities Fund may invest in common stock of domestic and foreign companies and other equity securities ("Equity Securities"), and invest in derivatives of such securities, such as future contracts, option contracts, swap agreements, and options on future contracts.

As explained above, the Tactical Opportunities Fund is the most aggressive of the Funds. Therefore, the Tactical Opportunities Fund will generally be the first of the Funds to buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Tactical Opportunities Fund will generally be the last of the Funds to sell interests or reduce investment exposure in equity or bond markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In addition, the Tactical Opportunities Fund will often supplement its investments in ETFs and Cash Positions with derivatives investments such as futures contracts on indexes tracked by ETF's in the Fund's portfolio. In general, the Tactical Opportunities Fund's investments in derivatives will be intended to hedge the Fund's positions in ETFs and other securities.

In general, the Tactical Opportunities Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable markets or market sectors are likely to appreciate. The Tactical Opportunities Fund will generally be heavily invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates substantial risks in the equity markets of losing value. The Tactical Opportunities Fund will invest in derivatives investments to supplement the foregoing investments when the Advisor believes such investments offer attractive opportunities for the Fund.

Additional Information About the Types of Investments the Funds May Make. Each Fund may invest in any type of ETF, including index based ETFs, sector based ETFs and fixed income ETFs. Each Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Funds will be prevented from purchasing more than 3% of an ETF's outstanding shares unless: (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent a Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Fund may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Funds may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the primary focus of both the Moderate Fund and the Managed Fund is allocation of each of their assets among ETFs and Cash Positions, these Funds have the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Moderate Fund and Managed Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Like the Moderate Fund and the Managed Fund, the Tactical Opportunities Fund's primary focus is allocation of its assets among ETFs, Equity Securities and Cash Positions. However, as indicated above, the Tactical Opportunities Fund will also often invest indirectly in Equity Securities using derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Tactical Opportunities Fund also has the flexibility to invest in corporate bonds, government bonds and other types of fixed income investments when the Advisor believes these types of investments offer more attractive opportunities.

Temporary Defensive Positions. Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the applicable Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. Whether the Funds are an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Certain Registration Issues. The PMFM Investment Trust ("Trust") is registered as an investment company under the Investment Company Act of 1940. The Trust has claimed an exclusion from the term "commodity pool operator (CPO)" under the Commodities Exchange Act available to registered investment companies that is applicable to the Funds, the Advisor and their principals. Therefore, the Tactical Opportunities Fund will be operated by persons that are not subject to registration or regulation as a CPO.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
-----------------------------------------

An investment in any of the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that any Fund will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

ALL OF THE FUNDS
----------------

Market Risk: Market risk refers to the risk that the value of securities in the Funds' portfolios may decline due to daily fluctuations in the securities markets generally. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects.

Management Style Risks: The share price of each Fund changes daily based on the performance of the securities in which it invests. The ability of the Funds to meet their investment objectives is directly related to the Advisor's allocation of the Funds' assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Funds may allocate their assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Funds' value may be adversely affected.

Risks Related to "Fund of Funds" Structure: Each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as ETFs and Other Investment Companies. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Funds may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal, or cause the Advisor to select Other Investment Companies or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Since each Fund is a "fund of funds", your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Funds are best suited for long-term investors.

Sector Risks: Another area of risk involves the potential focus of a Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of a Fund's assets in fixed income investments, which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular investment by a Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Funds' Statement of Additional Information ("SAI").

Tracking Risks: Investment in each Fund should be made with the understanding that the ETFs and Other Investment Companies in which the Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and Other Investment Companies in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Other Investment Companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Other Investment Companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell their portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be more than 100%.

Small Capitalization Companies Risk: Each Fund may, at any given time, invest a significant portion of its assets in securities with small capitalization (i.e., companies with less than $1 million in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.

Non-diversified Fund Risk: Each Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST
-------------------------------------------

In addition to the risks outlined above, which may affect all of the Funds, the Tactical Opportunities Fund will be subject to the following additional risks:

Aggressive  Investment  Techniques  Risk: The Tactical  Opportunities  Fund uses investment techniques that may be considered aggressive or risky as compared with other types of investment techniques. Investing in securities indices, swap agreements and futures contracts has the risk of potentially dramatic price changes in values of these investment instruments, which will increase the Tactical Opportunities Fund's volatility. There may also be imperfect correlations between the contract price and the underlying security or index.

Risks Related to Using Derivative Instruments: The Tactical Opportunities Fund may invest in derivatives such as future contracts, option contracts, swap agreements, and options on future contracts. A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including:
imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks Related to Swaps: The Tactical Opportunities Fund may invest in swaps, including equity swap agreements. An equity swap is generally an agreement between two or more parties under which one side pays the other side a return on a stock or stock index and the other side pays the first side either the return on another stock or stock index, a fixed return or a variable interest payment. The risks associated with swap agreements include the risk that the other side to a swap agreement defaults and thus the Tactical Opportunities Fund does not receive the payments the Tactical Opportunities Fund is entitled to receive under the swap agreement. The Tactical Opportunities Fund can also suffer losses with respect to a swap agreement if the Tactical Opportunities Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Leverage Risk: Certain types of the Tactical Opportunities Fund's investments (e.g. futures and options on futures) may involve the use of leverage. The Tactical Opportunities Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile. The leveraged investment techniques that the Tactical Opportunities Fund employs will likely cause investors to lose more money in adverse environments.


PERFORMANCE INFORMATION
-----------------------

Because the Funds have not been in operation for an entire calendar year, there is no performance information for the Funds to be presented here. However, you may request a copy of each Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the FundS.

FEES AND EXPENSES OF THE FUNDS
------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Funds:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) .........................None
     Redemption Fee....................................................None


            Annual Fund Operating Expenses For Investor Class Shares^1
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
                                                                     Tactical
                                     Moderate         Managed      Opportunities
                                       Fund            Fund            Fund
                                       ----            ----            ----
     Management Fees                   1.25%           1.25%           1.25%
     Distribution and/or Service
      (12b-1) Fees                     0.25%           0.25%           0.25%
     Other  Expenses                   2.09%^2         0.37%^2         1.00%^3
     Total Annual Fund
        Operating Expenses             3.59%^2         1.87%^2         2.50%^3
                                       =====           =====           =====
     Fee Waivers and/or Expense
        Reimbursements                (1.09)%           n/a             n/a
                                      -------           ---             ---
     Net Expenses                      2.50%            n/a             n/a
                                       =====            ===             ===

^1 To the extent that ETFs or other investment companies held in a Fund's portfolio of investments have fees and expenses, shareholders of that Fund will indirectly be paying a portion of these other fund's fees and expenses.

^2 "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Moderate Fund and the Managed Fund for their fiscal year ended May 31, 2004. Additionally, the Advisor has entered into Expense Limitation Agreements with those Funds under which it has agreed to waive or reduce its fees and to assume other expenses of that Fund, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Moderate Fund and 1.70% of the average daily net assets of the Managed Fund for the fiscal year ending May 31, 2005 . As a result, "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50% for the Moderate Fund and 1.95% for the Managed Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds.

^3 Since the Tactical Opportunities Fund is newly organized, the expenses in the chart are based on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Tactical Opportunities Fund under which it has agreed to waive or reduce its fees and to assume other expenses of that Fund, if necessary, in an amount that limits the Tactical Opportunities Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of that Fund for the fiscal year ending May 31, 2005. As a result, the Tactical Opportunities Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example: This example shows you the expenses that you may pay over time by investing in Investor Class shares of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. This example assumes the following conditions:

     (1) You invest $10,000 in one or more of the Funds for the periods shown;
     (2) You reinvest all dividends and distributions;
     (3) You redeem all of your shares at the end of those periods;
     (4) You earn a 5% total return; and
     (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. Because the Tactical Opportunities Fund is a new fund, the expenses are only given for the one-year and three-year periods in the table below.

-------------------------------- ---------- ----------- ------------ -----------
         Period Invested           1 Year     3 Years      5 Years     10 Years
-------------------------------- ---------- ----------- ------------ -----------
  Moderate Fund                     $253        $999        $1,767      $3,783
-------------------------------- ---------- ----------- ------------ -----------
  Managed Fund                      $190        $588        $1,011      $2,190
-------------------------------- ---------- ----------- ------------ -----------
  Tactical Opportunities Fund       $253        $779          n/a        n/a
-------------------------------- ---------- ----------- ------------ -----------


MANAGEMENT OF THE FUNDS
-----------------------

INVESTMENT ADVISOR
------------------

The Funds' investment advisor is PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to investment advisory contracts with the PMFM Investment Trust ("Trust") on behalf of the Funds. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. As of September 2004, the Advisor has approximately $650 million in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of Mr. Beasley, Mr. Chapman, Judson P. Doherty and Joseph G. Ezernack. Mr. Beasley is a co-founder of the Advisor and has served as President of the Advisor since 1993. In addition, Mr. Beasley serves as a member of the Board of Trustees that oversees the management and administration of the Funds and as a principal portfolio manager for the Funds. Mr. Beasley is also a co-founder of
MurphyMorris Management Co. ("MurphyMorris"), an investment advisory firm affiliate of the Advisor that, as of September 2004, manages approximately $25 million through a mutual fund with an investment objective and strategy similar to the Managed Fund. Mr. Beasley has served as Secretary of MurphyMorris since 1999. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988.

Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. Mr. Chapman is also a co-founder of MurphyMorris and has served as its Vice President since 1996. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981.

Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

Mr. Ezernack is a portfolio manager and Director of Operations for the Advisor and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

Advisor Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.25%. During the Moderate Fund's last fiscal year, in accordance with the Expense Limitation Agreement, the Adviser waived a portion of its fee in the amount of $36,673. As a result, the fee paid to the Adviser by the Moderate Fund as a percentage of average annual net assets for the last fiscal year was 0.24%. During the Managed Fund's last fiscal year, in accordance with the Expense Limitation Agreement, the Adviser waived a portion of its fee in the amount of $31,589. As a result the fee paid to the Adviser by the Managed Fund as a percentage of average annual net assets for the last fiscal year was 1.23%. Because it is a new fund, the Tactical Opportunities Fund has not yet had a fiscal year.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with respect to each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Moderate Fund, 1.70% of the average daily net assets of the Managed Fund, and 2.25% of the average daily net assets of the Tactical Opportunities Fund for the fiscal year ending May 31, 2005. It is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate each Expense Limitation Agreement at any time. The Advisor may also terminate each Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

BOARD OF TRUSTEES
-----------------

Each of the Funds is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.

ADMINISTRATOR
-------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides Funds with certain administrative and fund accounting services and certain compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Funds.

TRANSFER AGENT
--------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in this Prospectus under the caption "Investing in the Funds," NCSS will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION
-----------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds' shares (this compensation is commonly referred to as "12b-1 fees").

Investor Class. The Distribution Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of the Funds for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds' shares. Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Share Classes. The shares offered by this Prospectus are Investor Class shares. The Funds also offer another class of shares, the Advisor Class, which has higher fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Funds, on a basis that the Trustees deem fair and equitable, which may be on a basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS
----------------------

MINIMUM INVESTMENT
------------------

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other financial intermediaries or broker-dealers authorized to sell Investor Class shares in the Funds. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Funds may, at the Advisor's sole discretion, accept accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE
-----------------------------

Determining the Funds' Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the particular Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the particular Fund. The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of each Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for each particular Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of a particular Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES
-----------------

The Funds have authorized one or more brokers to accept purchase and redemption orders on their behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the particular Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payments for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled, and the prospective investor will also be responsible for any losses or expenses incurred by the Funds, Administrator, and Transfer Agent in connection therewith. Each Fund will charge a $20 fee and may redeem shares of that Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund in which you wish to invest and mail to:

                  PMFM Funds
                  Investor Class
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636), before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

                  Wachovia Bank, NA
                  Charlotte, North Carolina
                  ABA # 053000219
                  For credit to: (please specify)
                    PMFM Moderate Portfolio Trust - Investor Class
                    (Acct. # 2000017392932)
                    PMFM Managed Portfolio Trust - Investor Class
                    (Acct. # 2000017392974)
                    PMFM Tactical Opportunities Portfolio Trust - Investor Class (Acct. # 2000021678985)
                  For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Exchange Feature. You may exchange Investor Class shares of any of the Funds for Investor Class shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Investor Class shares may be exchanged for Investor Class shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trust reserves the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase orders from an investor.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. In addition, if after opening the investor's account the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING SHARES
----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                  PMFM Funds
                  Investor Class
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Investor Class and the applicable Fund in which you wish to redeem, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2) Any required signature  guarantees (see "Signature  Guarantees" below);
         and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while determining whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

    (1) Designation of Investor Class and name of Fund in which you wish to redeem (PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust, or PMFM Tactical Opportunities Portfolio Trust);
    (2)  Shareholder(s) name and account number;
    (3)  Number of shares or dollar amount to be redeemed;
    (4) Instructions for transmittal of redemption proceeds to the shareholder; and
    (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the applicable Fund. See "Signature Guarantees" below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Funds follow reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trust reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the opinion of the Trust's Trustees, a large redemption request may cause harm to the particular Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing that particular Fund's net asset value per share.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. Each Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend the offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each of he Funds will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Funds derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since inception of that Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the tables have been derived from audited financial statements of the Moderate Fund and the Managed Fund. The financial data for the fiscal period ended May 31, 2004 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports covering such periods are incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Report and Semi-annual Report of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-866-383-PMFM (1-866-383-7636).

Because the Tactical Opportunities Fund is a new fund, there is no financial or performance information included in this prospectus for that Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at the toll-free number listed above.


                 PMFM MODERATE PORTFOLIO TRUST - INVESTOR CLASS
                 ----------------------------------------------
                 (For a Share Outstanding Throughout the Period)

======================================================= ===================
                                                           Period ended
                                                         May 31, 2004 (a)
------------------------------------------------------- -------------------

Net asset value, beginning of period                          $10.00
------------------------------------------------------- -------------------

   Loss from investment operations
     Net investment loss                                       (0.03)
     Net realized and unrealized gain on investments            0.15
                                                                ----
       Total from investment operations                        (0.18)
                                                               ------
------------------------------------------------------- -------------------

Net asset value, end of period                                 $9.82
                                                               =====
------------------------------------------------------- -------------------

Total return                                                   (1.80)%
                                                               ======
------------------------------------------------------- -------------------

Ratios/supplemental data
------------------------------------------------------- -------------------

   Net assets, end of period                                $21,643,083
                                                            ===========
------------------------------------------------------- -------------------

   Ratio of expenses to average net assets (b)
     Before expense reimbursements and waived fees              3.59 %
     After expense reimbursements and waived fees               2.46 %
------------------------------------------------------- -------------------

   Ratio of net investment income (loss) to average net assets (b)
     Before expense reimbursements and waived fees             (2.73)%
     After expense reimbursements and waived fees              (1.61)%
------------------------------------------------------- -------------------

   Portfolio turnover rate                                    400.93 %
======================================================= ===================

(a) For the period March 25, 2004 (date of initial pubic investment) to May 31, 2004.
(b) Annualized.

                  PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
                  ---------------------------------------------
                 (For a Share Outstanding Throughout the Period)

============================================================ ===================

                                                                Period ended
                                                              May 31, 2004 (a)
------------------------------------------------------------ -------------------

Net asset value, beginning of period                               $10.00
------------------------------------------------------------ -------------------

   Income from investment operations
     Net investment income                                          (0.00)
     Net realized and unrealized gain on investments                (0.15)
                                                                    ------
       Total from investment operations                             (0.15)
                                                                    ------
------------------------------------------------------------ -------------------

   Distribution to shareholders from
     Net investment income                                          (0.03)
                                                                    ------
------------------------------------------------------------ -------------------

Net asset value, end of period                                     $10.12
                                                                   ======
------------------------------------------------------------ -------------------

Total return                                                         1.47 %
                                                                     ====
------------------------------------------------------------ -------------------

Ratios/supplemental data
------------------------------------------------------------ -------------------

   Net assets, end of period                                    $233,698,786
                                                                ============
------------------------------------------------------------ -------------------

   Ratio of expenses to average net assets (b)
     Before expense reimbursements and waived fees                   1.87 %
     After expense reimbursements and waived fees                    1.85 %
------------------------------------------------------------ -------------------

   Ratio of net investment income (loss) to average net assets (b)
     Before expense reimbursements and waived fees                  (0.15)%
     After expense reimbursements and waived fees                   (0.12)%
----------------------------------------------------------- -------------------


   Portfolio turnover rate                                         421.74 %
============================================================ ===================

(a) For the period June 30, 2003 (date of initial pubic investment) to May 31, 2004.
(b) Annualized.



ADDITIONAL INFORMATION
----------------------

Please see the back cover on how to contact the Funds and how to receive additional information regarding the Funds.

________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST

                                 INVESTOR CLASS
________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus, and in the Funds' Semi-annual Report. Additional information about the Funds' investments will also be available in the Funds' Annual Report, which will include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds:

                  By telephone:       1-866-383-PMFM
                                      (1-866-383-7636)

                  By mail:            PMFM Funds
                                      Investor Class
                                      c/o NC Shareholder Services
                                      116 South Franklin Street
                                      Post Office Box 4365
                                      Rocky Mount, North Carolina 27803-0365

                  By e-mail:          info@ncfunds.com

                  On the Internet:    www.ncfunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-21317

              PMFM Moderate Portfolio Trust-CUSIP 69344E406, NASDAQ Symbol ETFDX
               PMFM Managed Portfolio Trust-CUSIP 69344E307, NASDAQ Symbol ETFAX PMFM Tactical Opportunities Portfolio Trust-CUSIP 69344E604, NASDAQ Symbol ETFEX


Prospectus                                                    September 27, 2004


________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST

                                  ADVISOR CLASS

                              Each a series of the
                              PMFM Investment Trust
________________________________________________________________________________



This prospectus includes information about the PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust and PMFM Tactical Opportunities Portfolio Trust (each a "Fund" and collectively, the "Funds") that you should know before investing. This prospectus relates to the Advisor Class offered by the Funds. The Funds also offers an additional class of shares, Investor Class, which are offered in a separate prospectus.

You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).


                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

ADVISOR'S INVESTMENT APPROACH.................................................2
-----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS.............................4
-------------------------------------------------
     PMFM MODERATE PORTFOLIO TRUST............................................4
     -----------------------------
     PMFM MANAGED PORTFOLIO TRUST.............................................4
     ----------------------------
     PMFM TACTICAL OPPORTUNITIES TRUST........................................5
     ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................8
-----------------------------------------
     ALL OF THE FUNDS.........................................................8
     ----------------------------
     PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST.............................11
     -------------------------------------------

PERFORMANCE INFORMATION......................................................11
-----------------------

FEES AND EXPENSES OF THE FUNDS...............................................12
------------------------------

MANAGEMENT OF THE FUNDS......................................................14
-----------------------
     INVESTMENT ADVISOR......................................................14
     ------------------
     BOARD OF TRUSTEES.......................................................15
     -----------------
     ADMINISTRATOR...........................................................15
     -------------
     TRANSFER AGENT..........................................................16
     --------------
     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION.............16
     -----------------------------------------------------------

INVESTING IN THE FUNDS.......................................................18
----------------------
     MINIMUM INVESTMENT......................................................18
     ------------------
     PURCHASE AND REDEMPTION PRICE...........................................19
     -----------------------------
     PURCHASING SHARES.......................................................19
     -----------------
     REDEEMING  SHARES.......................................................22
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................25
--------------------------------------
     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................25
     ----------------------------------
     FINANCIAL HIGHLIGHTS....................................................25
     --------------------
     ADDITIONAL INFORMATION..................................................27
     ----------------------

ADVISOR'S INVESTMENT APPROACH
-----------------------------

In allocating the Funds' assets, the Funds' investment advisor, PMFM, Inc. ("Advisor"), uses a proprietary, quantitatively driven asset allocation model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators. Examples of technical and fundamental indicators examined by the Advisor include:

     o  Market breadth;
     o  Trend lines;
     o  Interest rates; and
     o  Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a quantitative determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Advisor's investment philosophy emphasizes purchasing exchange-traded funds, or ETFs (see sidebar). The Advisor believes ETFs are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ 100, etc.) and market sector indexes (e.g. healthcare indexes, utilities indexes, real estate indexes, etc.). In general, ETFs may be bought and sold any time on any day at the net asset value of the relevant index. The Advisor emphasizes active management of cash and cash equivalent positions ("Cash Positions") to remain invested when it believes markets are overvalued or have too high of a risk.

--------------------------------------------------------------------------------
What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index, such as the S&P 500. ETFs are traded on a securities exchange (e.g., the American Stock Exchange) based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, ETF shareholders pay their proportionate share of these expenses.
--------------------------------------------------------------------------------

Each of the Funds applies the Advisor's general investment approach by investing primarily in ETFs and Cash Positions. However, each Fund is designed for different types of investors, as described below:

     o PMFM Moderate Portfolio Trust (the "Moderate Fund") is the most conservative of the three Funds. Therefore, the Moderate Fund generally will be the first of the Funds to sell interests in markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky, and generally will be the last of the Funds to purchase interests in markets or market sectors when the Advisor's analysis and allocation model suggests they have become or are becoming low risk and likely to appreciate.

     o PMFM Managed Portfolio Trust (the "Managed Fund") is not as conservative as the Moderate Fund, but is not as aggressive as the PMFM Tactical Opportunities Portfolio Trust. Therefore, the Managed Fund generally will invest in markets or market sectors before the Moderate Fund but after the Tactical Opportunities Fund when the Advisor's analysis and allocation model suggests that those markets or market sectors have become or are becoming low risk and offer opportunities for growth. Likewise, the Managed Fund generally will move out of markets and market sectors after the Moderate Fund but before the Tactical Opportunities Fund when the Advisor's analysis and allocation model suggests those markets or market sectors have become or are becoming risky.

     o PMFM Tactical Opportunities Portfolio Trust (the "Tactical Opportunities Fund") is the most aggressive of the three Funds. Therefore, the Tactical Opportunities Fund generally will be the first of the Funds to invest in markets and market sectors when the Advisor's analysis and allocation model suggests that they offer opportunities for growth, and the last to move out of markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky. The Tactical Opportunities Fund will also often supplement its direct investments in the markets with derivatives investments to hedge its portfolio.

Detailed descriptions of the Funds' investment objectives, principal investment strategies, principal risks of investing, and fees and expenses are described on pages 4 to 13.


INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS
-------------------------------------------------

PMFM MODERATE PORTFOLIO TRUST
-----------------------------

The investment objective of the Moderate Fund is to achieve a balance between long-term capital appreciation and capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Moderate Fund invests primarily in ETFs and Cash Positions. As explained above, the Moderate Fund is the most conservative of the Funds. Therefore, the Moderate Fund generally will be the first of the Funds to sell interests or reduce investment exposure in markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky. Similarly, the Moderate Fund generally will be the last of the Funds to buy interest or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor's asset allocation model and risk analysis indicates that they have become or are becoming low risk and present opportunities for growth.

In general, the Moderate Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates a high probability that the applicable market or sector is at low risk of losing value and likely to appreciate. Likewise, the Moderate Fund may be heavily invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value. The Moderate Fund will generally have a higher average weighting in Cash Positions than the other Funds over time.

PMFM MANAGED PORTFOLIO TRUST
----------------------------

The investment objective of the Managed Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Managed Fund invests primarily in ETFs and Cash Positions. As explained above, the Managed Fund is more aggressive than the Moderate Fund, but not as aggressive as the Tactical Opportunities Fund. Therefore, the Managed Fund will generally buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities before the Moderate Fund but after the Tactical Opportunities Fund when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Managed Fund will generally sell interests or reduce investment exposure in equity or bond markets or market sectors after the Moderate Fund but before the Tactical Opportunities Fund when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In general, the Managed Fund will be substantially invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable market or sector is likely to appreciate. The Managed Fund may be substantially invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value.

PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST
-------------------------------------------

The investment objective of the Tactical Opportunities Fund is to seek long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Tactical Opportunities Fund invests primarily in ETFs and Cash Positions. In addition, the Tactical Opportunities Fund may invest in common stock of domestic and foreign companies and other equity securities ("Equity Securities"), and invest in derivatives of such securities, such as future contracts, option contracts, swap agreements, and options on future contracts.

As explained above, the Tactical Opportunities Fund is the most aggressive of the Funds. Therefore, the Tactical Opportunities Fund will generally be the first of the Funds to buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Tactical Opportunities Fund will generally be the last of the Funds to sell interests or reduce investment exposure in equity or bond markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In addition, the Tactical Opportunities Fund will often supplement its investments in ETFs and Cash Positions with derivatives investments such as futures contracts on indexes tracked by ETF's in the Fund's portfolio. In general, the Tactical Opportunities Fund's investments in derivatives will be intended to hedge the Fund's positions in ETFs and other securities.

In general, the Tactical Opportunities Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable markets or market sectors are likely to appreciate. The Tactical Opportunities Fund will generally be heavily invested in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes its asset allocation model indicates substantial risks in the equity markets of losing value. The Tactical Opportunities Fund will invest in derivatives investments to supplement the foregoing investments when the Advisor believes such investments offer attractive opportunities for the Fund.

Additional Information About the Types of Investments the Funds May Make. Each Fund may invest in any type of ETF, including index based ETFs, sector based ETFs and fixed income ETFs. Each Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Funds will be prevented from purchasing more than 3% of an ETF's outstanding shares unless: (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent a Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Fund may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Funds may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the primary focus of both the Moderate Fund and the Managed Fund is allocation of each of their assets among ETFs and Cash Positions, these Funds have the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Moderate Fund and Managed Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Like the Moderate Fund and the Managed Fund, the Tactical Opportunities Fund's primary focus is allocation of its assets among ETFs, Equity Securities and Cash Positions. However, as indicated above, the Tactical Opportunities Fund will also often invest indirectly in Equity Securities using derivatives investments, such as future contracts, forward contracts, option contracts, swap agreements, and options on future contracts. The Tactical Opportunities Fund also has the flexibility to invest in corporate bonds, government bonds and other types of fixed income investments when the Advisor believes these types of investments offer more attractive opportunities.

Temporary Defensive Positions. Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the applicable Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. Whether the Funds are an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Certain Registration Issues. The PMFM Investment Trust ("Trust") is registered as an investment company under the Investment Company Act of 1940. The Trust has claimed an exclusion from the term "commodity pool operator (CPO)" under the Commodities Exchange Act available to registered investment companies that is applicable to the Funds, the Advisor and their principals. Therefore, the Tactical Opportunities Fund will be operated by persons that are not subject to registration or regulation as a CPO.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
-----------------------------------------

An investment in any of the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that any Fund will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

ALL OF THE FUNDS
----------------

Market Risk: Market risk refers to the risk that the value of securities in the Funds' portfolios may decline due to daily fluctuations in the securities markets generally. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects.

Management Style Risks: The share price of each Fund changes daily based on the performance of the securities in which it invests. The ability of the Funds to meet their investment objectives is directly related to the Advisor's allocation of the Funds' assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Funds may allocate their assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Funds' value may be adversely affected.

Risks Related to "Fund of Funds" Structure: Each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as ETFs and Other Investment Companies. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Funds may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal, or cause the Advisor to select Other Investment Companies or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Since each Fund is a "fund of funds", your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Funds are best suited for long-term investors.

Sector Risks: Another area of risk involves the potential focus of a Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of a Fund's assets in fixed income investments, which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular investment by a Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Funds' Statement of Additional Information ("SAI").

Tracking Risks: Investment in each Fund should be made with the understanding that the ETFs and Other Investment Companies in which the Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and Other Investment Companies in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Other Investment Companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Other Investment Companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell their portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be more than 100%.

Small Capitalization Companies Risk: Each Fund may, at any given time, invest a significant portion of its assets in securities with small capitalization (i.e., companies with less than $1 million in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.

Non-diversified Fund Risk: Each Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST
-------------------------------------------

In addition to the risks outlined above, which may affect all of the Funds, the Tactical Opportunities Fund will be subject to the following additional risks:

Aggressive  Investment  Techniques  Risk: The Tactical  Opportunities  Fund uses investment techniques that may be considered aggressive or risky as compared with other types of investment techniques. Investing in securities indices, swap agreements and futures contracts has the risk of potentially dramatic price changes in values of these investment instruments, which will increase the Tactical Opportunities Fund's volatility. There may also be imperfect correlations between the contract price and the underlying security or index.

Risks Related to Using Derivative Instruments: The Tactical Opportunities Fund may invest in derivatives such as future contracts, option contracts, swap agreements, and options on future contracts. A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including:
imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks Related to Swaps: The Tactical Opportunities Fund may invest in swaps, including equity swap agreements. An equity swap is generally an agreement between two or more parties under which one side pays the other side a return on a stock or stock index and the other side pays the first side either the return on another stock or stock index, a fixed return or a variable interest payment. The risks associated with swap agreements include the risk that the other side to a swap agreement defaults and thus the Tactical Opportunities Fund does not receive the payments the Tactical Opportunities Fund is entitled to receive under the swap agreement. The Tactical Opportunities Fund can also suffer losses with respect to a swap agreement if the Tactical Opportunities Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Leverage Risk: Certain types of the Tactical Opportunities Fund's investments (e.g. futures and options on futures) may involve the use of leverage. The Tactical Opportunities Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile. The leveraged investment techniques that the Tactical Opportunities Fund employs will likely cause investors to lose more money in adverse environments.



PERFORMANCE INFORMATION
-----------------------

Because the Funds have not been in operation for an entire calendar year, there is no performance information for the Funds to be presented here. However, you may request a copy of each Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Funds.

FEES AND EXPENSES OF THE FUNDS
------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Funds:

                    Shareholder Fees For Advisor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price).........................None
     Maximum Deferred Sales Charge (Load)
         (as a percentage of the lower of the amount
          purchased or redeemed).....................................1.00%^1
     Redemption Fee..................................................None


                Annual Fund Operating Expenses For Advisor Class Shares^2
                     (expenses that are deducted from Fund assets)
                     ---------------------------------------------
                                                                     Tactical
                                     Moderate         Managed      Opportunities
                                       Fund            Fund            Fund
                                       ----            ----            ----
     Management Fees                  1.25%            1.25%           1.25%
     Distribution and/or Service
       (12b-1) Fees^3                 1.00%            1.00%           1.00%
     Other  Expenses                  2.36%^4          0.40%^4         1.00%^5
     Total Annual Fund
       Operating Expenses             4.61%^4          2.65%^4         3.25%^5
                                      =====            =====           =====
     Fee Waivers and/or Expense
       Reimbursements                (1.36)%            n/a             n/a
                                      -----             ---             ---
     Net Expenses                     3.25%             n/a             n/a
                                      =====             ===             ===

^1 Maximum Deferred Sales Charge or "contingent deferred sales charge" is imposed on shares redeemed within one year of the purchase date. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

^2 To the extent that ETFs or other investment companies held in a Fund's portfolio of investments have fees and expenses, shareholders of that Fund will indirectly be paying a portion of these other fund's fees and expenses.

^3 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares of the Funds through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by the Funds' administrator or transfer agent, and a portion is used to compensate them for distribution and other shareholder services. The Funds also offer another class of shares, the Investor Class, which has different fees and expenses. For more information about the Advisor Class and the Investor Class of shares, see "Distributor, Distribution of Shares and Related Information" below.

^4 "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Moderate Fund and the Managed Fund for their fiscal year ended May 31, 2004. Additionally, the Advisor has entered into Expense Limitation Agreements with those Funds under which it has agreed to waive or reduce its fees and to assume other expenses of that Fund, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Moderate Fund and 1.70% of the average daily net assets of the Managed Fund for the fiscal year ending May 31, 2005 . As a result, "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 3.25% for the Moderate Fund and 2.70% for the Managed Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds.

^5 Since the Tactical Opportunities Fund is newly organized, the expenses in the chart are based on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Tactical Opportunities Fund under which it has agreed to waive or reduce its fees and to assume other expenses of that Fund, if necessary, in an amount that limits the Tactical Opportunities Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of that Fund for the fiscal year ending May 31, 2005. As a result, the Tactical Opportunities Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 3.25%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example: This example shows you the expenses that you may pay over time by investing in Advisor Class shares of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. This example assumes the following conditions:

     (1) You invest $10,000 in one or more of the Funds for the periods  shown;
     (2) You reinvest all dividends  and  distributions;
     (3) You redeem all of your shares at the end of those periods;
     (4) You earn a 5% total return; and
     (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. Because the Tactical Opportunities Fund is a new fund, the expenses are only given for the one-year and three-year periods in the table below.

-------------------------------- ------------ ----------- ----------- ----------
         Period Invested            1 Year      3 Years     5 Years    10 Years
-------------------------------- ------------ ----------- ----------- ----------
  Moderate Fund                      $328        $1,270      $2,219     $4,624
-------------------------------- ------------ ----------- ----------- ----------
  Managed Fund                       $268         $823       $1,405     $2,983
-------------------------------- ------------ ----------- ----------- ----------
  Tactical Opportunities Fund        $328        $1,001        n/a        n/a
-------------------------------- ------------ ----------- ----------- ----------

The contingent deferred sales charge (equal to 1.00% of the net asset value at the time of purchase or redemption, whichever is less, within one year of purchase date) is not included in these calculations. If that fee were included, your costs would be higher.

MANAGEMENT OF THE FUNDS
-----------------------

INVESTMENT ADVISOR
------------------

The Funds' investment advisor is PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to investment advisory contracts with the PMFM Investment Trust ("Trust") on behalf of the Funds. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. As of September 2004, the Advisor has approximately $650 million in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of Mr. Beasley, Mr. Chapman, Judson P. Doherty and Joseph G. Ezernack. Mr. Beasley is a co-founder of the Advisor and has served as President of the Advisor since 1993. In addition, Mr. Beasley serves as a member of the Board of Trustees that oversees the management and administration of the Funds and as a principal portfolio manager for the Funds. Mr. Beasley is also a co-founder of
MurphyMorris Management Co. ("MurphyMorris"), an investment advisory firm affiliate of the Advisor that, as of September 2004, manages approximately $25 million through a mutual fund with an investment objective and strategy similar to the Managed Fund. Mr. Beasley has served as Secretary of MurphyMorris since 1999. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988.

Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. Mr. Chapman is also a co-founder of MurphyMorris and has served as its Vice President since 1996. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981. Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting.

Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

Mr. Ezernack is a portfolio manager and Director of Operations for the Advisor and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

Advisor Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.25%.

During the Moderate Fund's last fiscal year, in accordance with the Expense Limitation Agreement, the Adviser waived a portion of its fee in the amount of $36,673. As a result, the fee paid to the Adviser by the Moderate Fund as a percentage of average annual net assets for the last fiscal year was 0.24%. During the Managed Fund's last fiscal year, in accordance with the Expense Limitation Agreement, the Adviser waived a portion of its fee in the amount of $31,589. As a result, the fee paid to the Adviser by the Managed Fund as a percentage of average annual net assets for the last fiscal year was 1.23%. Because it is a new fund, the Tactical Opportunities Fund has not yet had a fiscal year.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with respect to each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than the 2.25% of the average daily net assets of the Moderate Fund, 1.70% of the average daily net assets of Managed Fund, and 2.25% of the average daily net assets of the Tactical Opportunities Fund for the fiscal year ending May 31, 2005. It is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate each Expense Limitation Agreement at any time. The Advisor may also terminate each Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

BOARD OF TRUSTEES
-----------------

Each of the Funds is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.

ADMINISTRATOR
-------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative and fund accounting services and certain compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Funds.

TRANSFER AGENT
--------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in this Prospectus under the caption "Investing in the Funds," NCSS will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION
-----------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds' shares (this compensation is commonly referred to as "12b-1 fees").

Advisor Class. The Distribution Plans provide that the Funds will pay the annual rate of up to 1.00% of the average daily net assets of the Advisor Class shares of the Funds. Under the Distribution Plans, the Funds are authorized to pay the Distributor an annual asset-based distribution fee of 0.75% on Advisor Class shares and an annual asset-based service fee of 0.25% on Advisor Class shares. Together, these fees increase the overall expenses for Advisor Class shares by 1.00% per year. Advisor Class shares are also subject to a contingent deferred sales charge, as described under "Purchasing Shares" below. Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Advisor Class shares are intended for purchase by persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services. The Distributor, as paying agent for the Funds, pays all or a portion of the distribution and service fees to the broker-dealers, banks and insurance companies that make Advisor Class shares available to compensate them for these services. The Distributor may also retain a portion of the fees.

Multiple Share Classes. The shares offered by this Prospectus are Advisor Class shares and are offered through institutions like broker-dealers, banks, insurance companies and other financial intermediaries. The Funds also offer another class of shares, the Investor Class, which has lower fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Investor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Funds, on a basis that the Trustees deem fair and equitable, which may be on a basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS
----------------------

MINIMUM INVESTMENT
------------------

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other financial intermediaries or broker-dealers authorized to sell Advisor Class shares in the Funds. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Funds may, at the Advisor's sole discretion, accept accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE
-----------------------------

Determining the Funds' Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the particular Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the particular Fund. The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of each Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for each particular Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of a particular Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES
-----------------

The Funds have authorized one or more brokers to accept purchase and redemption orders on their behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the particular Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Contingent Deferred Sales Charges. If Advisor Class shares of the Funds are redeemed within the first year of purchase such redemption may be subject to a contingent deferred sales charge ("CDSC"). The CDSC is imposed on redemption proceeds according to the following schedule:

---------------------------------------------- -----------------------------
                                                    Contingent Deferred
       Year of Redemption After Purchase               Sales Charge
---------------------------------------------- -----------------------------
                     First                                  1%
---------------------------------------------- -----------------------------
             Second and following                           0%
---------------------------------------------- -----------------------------

The CDSC is calculated as a percentage of the net asset value of the Advisor Class shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%. The CDSC will be paid to the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Advisor Class shares of the Funds. The Distributor, as paying agent for the Funds, may pay all or a portion of the CDSC to the broker-dealers, banks, insurance companies and other financial intermediaries that make Advisor Class shares available in exchange for their services. The Distributor may also retain a portion of the CDSC.

Amounts withdrawn in accordance with a systematic withdrawal plan will not be subject to a CDSC. In addition, shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a CDSC. The Funds may waive the CDSC under certain circumstances, as described under "Redeeming Shares."

Reinstatement Privilege. If you sell Advisor Class shares of a Fund, you may reinvest some or all of the proceeds into new Advisor Class shares of the same Fund within 90 days without a sales charge. Reinstated Advisor Class shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the reinstatement privilege, contact your broker-dealer, bank, insurance company or other financial intermediary, or the Funds.

Regular Mail Orders. Payments for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled and the prospective investor will also be responsible for any losses or expenses incurred by the Funds, Administrator, and Transfer Agent or in connection therewith. Each Fund will charge a $20 fee and may redeem shares of that Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund in which you wish to invest and mail to:

                  PMFM Funds
                  Advisor Class
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636), before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

                  Wachovia Bank, NA
                  Charlotte, North Carolina
                  ABA # 053000219
                  For credit to: (please specify)
                     PMFM Moderate Portfolio Trust - Advisor Class
                     (Acct. # 2000017392932)
                     PMFM Managed Portfolio Trust - Advisor Class
                     (Acct. # 2000017392974)
                     PMFM Tactical Opportunities Portfolio Trust - Advisor Class (Acct. # 2000021678985)
                  For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Exchange Feature. You may exchange Advisor Class shares of any of the Funds for Advisor Class shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Advisor Class shares may be exchanged for Advisor Class shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trust reserves the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase orders from an investor.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. In addition, if after opening the investor's account the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING SHARES
----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                  PMFM Funds
                  Advisor Class
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

   (1) Your letter of instruction specifying the Advisor Class and the applicable Fund in which you wish to redeem, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

   (2) Any required signature guarantees (see "Signature Guarantees" below); and

   (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while determining whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

    (1) Designation of Advisor Class and name of Fund in which you wish to redeem (PMFM Moderate Portfolio Trust, PMFM Managed Portfolio Trust, or PMFM Tactical Opportunities Portfolio Trust);
    (2)  Shareholder(s)  name and account number;
    (3)  Number of shares or dollar amount to be redeemed;
    (4) Instructions for transmittal of redemption proceeds to the shareholder; and
    (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the applicable Fund. See "Signature Guarantees" below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Funds follow reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trusts reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the opinion of the Trust's Trustees, a large redemption request may cause harm to the particular Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing that particular Fund's net asset value per share.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for: (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Contingent Deferred Sales Charges. If you redeem your Advisor Class shares within the first year of purchase you may be subject to a CDSC as described above. To determine if the CDSC applies to a redemption, the Funds redeem Advisor Class shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.

The Funds will waive the CDSC on Advisor Class shares if requested in the following circumstances:

      o Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
      o  Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company or other financial intermediary, or the Funds. Such waiver requests must be made at the time of redemption.

Miscellaneous. Each Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend the offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each of the Funds will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Funds derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since inception of that Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the tables have been derived from audited financial statements of the Moderate Fund and the Managed Fund. The financial data for the fiscal period ended May 31, 2004 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports covering such periods are incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Report and Semi-annual Report of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-866-383-PMFM (1-866-383-7636).

Because the Tactical Opportunities Fund is a new fund, there is no financial or performance information included in this prospectus for that Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at the toll-free number listed above.


                  PMFM MODERATE PORTFOLIO TRUST - ADVISOR CLASS
                 (For a Share Outstanding Throughout the Period)

========================================================== ===================
                                                              Period ended
                                                            May 31, 2004 (a)
---------------------------------------------------------- -------------------

Net asset value, beginning of period                              $9.83
---------------------------------------------------------- -------------------

   Loss from investment operations
     Net investment loss                                          (0.02)
     Net realized and unrealized gain on investments               0.01
                                                                   ----
       Total from investment operations                           (0.01)
                                                                  ------
---------------------------------------------------------- -------------------

Net asset value, end of period                                    $9.82
                                                                  =====
---------------------------------------------------------- -------------------

Total return                                                      (0.10)%
                                                                  =======
---------------------------------------------------------- -------------------

Ratios/supplemental data
---------------------------------------------------------- -------------------

   Net assets, end of period                                     $2,498
                                                                 ======
---------------------------------------------------------- -------------------

   Ratio of expenses to average net assets (b)
     Before expense reimbursements and waived fees                 4.61 %
     After expense reimbursements and waived fees                  3.25 %
---------------------------------------------------------- -------------------

   Ratio of net investment income (loss) to average net assets(b)
     Before expense reimbursements and waived fees                (3.55)%
     After expense reimbursements and waived fees                 (2.20)%
---------------------------------------------------------- -------------------

   Portfolio turnover rate                                       400.93 %
========================================================== ===================

(a) For the period from April 30, 2004 (date of initial pubic offering) to May 31, 2004.
(b) Annualized.

                  PMFM MANAGED PORTFOLIO TRUST - ADVISOR CLASS
                 (For a Share Outstanding Throughout the Period)

========================================================== ===================

                                                              Period ended
                                                            May 31, 2004 (a)
---------------------------------------------------------- -------------------

Net asset value, beginning of period                             $10.12
---------------------------------------------------------- -------------------

   Income from investment operations
     Net investment income                                         0.00
     Net realized and unrealized gain on investments               0.00
                                                                   ----
       Total from investment operations                            0.00
                                                                   ----
---------------------------------------------------------- -------------------

   Distribution to shareholders from
     Net investment income                                         0.00
                                                                   ----
---------------------------------------------------------- -------------------

Net asset value, end of period                                   $10.12
                                                                 ======
---------------------------------------------------------- -------------------

Total return                                                       0.00 %
                                                                   ======
---------------------------------------------------------- -------------------

Ratios/supplemental data
---------------------------------------------------------- -------------------

   Net assets, end of period                                    $233,641
                                                                ========
---------------------------------------------------------- -------------------

   Ratio of expenses to average net assets (b)
     Before expense reimbursements and waived fees                 2.65 %
     After expense reimbursements and waived fees                  2.65 %
---------------------------------------------------------- -------------------

   Ratio of net investment income (loss) to average net assets (b)
     Before expense reimbursements and waived fees                (1.74)%
     After expense reimbursements and waived fees                 (1.74)%
---------------------------------------------------------- -------------------

   Portfolio turnover rate                                       421.74 %
========================================================== ===================

(a) For the period from April 30, 2004 (date of initial pubic offering) to May 31, 2004.
(b) Annualized.



ADDITIONAL INFORMATION

Please see the back cover on how to contact the Funds and how to receive additional information regarding the Funds.

________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST

                                  ADVISOR CLASS
________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus, and in the Funds' Semi-annual Report. Additional information about the Funds' investments will also be available in the Funds' Annual Report, which will include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds:

                  By telephone:       1-866-383-PMFM
                                      (1-866-383-7636)

                  By mail:            PMFM Funds
                                      Advisor Class
                                      c/o NC Shareholder Services
                                      116 South Franklin Street
                                      Post Office Box 4365
                                      Rocky Mount, North Carolina  27803-0365

                  By e-mail:          info@ncfunds.com

                  On the Internet:    www.ncfunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-21317

                       STATEMENT OF ADDITIONAL INFORMATION


                          PMFM MODERATE PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                   PMFM TACTICAL OPPORTUNITIES PORTFOLIO TRUST


                               September 27, 2004

                              Each a series of the
                              PMFM INVESTMENT TRUST
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                    Telephone 1-866-ETF-PMFM (1-866-383-7636)





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................11
PORTFOLIO TRANSACTIONS........................................................13
DESCRIPTION OF THE TRUST......................................................14
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................23
SPECIAL SHAREHOLDER SERVICES..................................................25
NET ASSET VALUE...............................................................26
ADDITIONAL TAX INFORMATION....................................................26
ADDITIONAL INFORMATION ON PERFORMANCE.........................................28
FINANCIAL STATEMENTS..........................................................31
APPENDIX A - DESCRIPTION OF RATINGS...........................................32
APPENDIX B - PROXY VOTING POLICIES............................................36



This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses, dated the same date as this SAI, for the PMFM Moderate Portfolio Trust, the PMFM Managed Portfolio Trust, and the PMFM Tactical Opportunities Portfolio Trust (each a "Fund" and collectively, "Funds"), relating to the Funds' Investor Class and the Funds' Advisor Class. Both Prospectuses (individually a "Prospectus" and collectively, "Prospectuses") incorporate this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses for the Investor Class and the Advisor Class and Annual Reports for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The PMFM Investment Trust ("Trust") was organized on February 28, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The PMFM Moderate Portfolio Trust ("Moderate Fund"), the PMFM Managed Portfolio Trust ("Managed Fund"), and the PMFM Tactical Opportunities Portfolio Trust ("Tactical Opportunities Fund") are non-diversified series of the Trust. Prior to September 27, 2004, the PMFM Managed Portfolio Trust was known as the "PMFM ETF Portfolio Trust." The Board of Trustees of the Trust (each a "Trustee" and collectively, "Trustees") determined that renaming the Managed Fund more accurately reflected the investment objectives and policies of the Managed Fund and provides the Managed Fund with more investment flexibility by removing the requirement that the Managed Fund invest at least 80% of it assets in Exchange Traded Funds ("ETFs").

The following policies supplement the Funds' investment objective and policies as described in the Prospectuses for the Funds. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds' investment program will be successful. Investors should carefully review the descriptions of the Funds' investments and their risks described in this SAI and the Prospectuses.

EXCHANGE TRADED FUNDS AND INVESTMENTS IN OTHER INVESTMENT COMPANIES.

Exchange Traded Funds. As noted in the Prospectuses, the Funds will invest primarily in ETFs and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Funds intend to be short-term investors in ETFs, but do not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Funds' investment advisor, PMFM, Inc. ("Advisor"), believes it is in a particular Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income ETFs. There are risks associated with the potential investment of the Funds' assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:

  o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

  o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of ETFs, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

  o Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

Other Investment Companies. As noted in the Prospectuses, each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock ("3% Limitation"). Accordingly, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and
(ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Funds, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Moderate Fund and Managed Fund have entered into, and the Tactical
Opportunities Fund intends on entering into, such an agreement with iShares so that each Fund will be permitted to invest in iShares Fund in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent a Fund from allocating its investments in the manner that the Advisor considers optimal, or cause the Advisor to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. The Funds' investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Funds must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs, Other Investment Companies and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Other Investment Companies or other investment company shares held by the Funds, the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities.

EQUITY SECURITIES. The Funds may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Funds' investment in shares of ETFs. The equity portion of a Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of each Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

FOREIGN SECURITIES. The Funds may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Funds may also invest in foreign currency-denominated fixed-income securities. As noted in the Prospectuses, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, the Funds may invest directly or indirectly in securities convertible into common stock if, for example, the Advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

REAL ESTATE SECURITIES. The Funds will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable  interests  in real estate  investment  trusts  ("REITs").  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

CORPORATE AND MUNICIPAL DEBT SECURITIES. The Funds may invest directly and indirectly in fixed income investments, including corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Funds may be any credit quality, maturity or yield. Accordingly, the Funds' debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch Investors Service, Inc. ("Fitch") or if not rated, of equivalent quality in the Advisor's opinion). In addition, the Funds' debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. Each Fund may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, or Fitch or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

U.S. GOVERNMENT SECURITIES. The Funds may invest directly and indirectly in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government securities may also be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.

ZERO COUPON SECURITIES. The Funds may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.

REVERSE REPURCHASE AGREEMENTS. The Funds may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of a Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within their limitations on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

OPTIONS. The Funds may purchase and write put and call options on securities. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write options only on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging a Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund's portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge in a Fund's portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. In general, the Funds will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. With respect to the Moderate Fund and the Managed Fund, in instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a the Moderate Fund or the Managed Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

FORWARD COMMITMENT & WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the particular Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Funds could incur a short-term gain or loss.

SHORT SALES OF SECURITIES. The Funds may make short sales, which are transactions in which the particular Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

In addition, the Funds may make short sales "against the box" i.e., when a Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under "Fundamental Restrictions" below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in companies who business is related to mining of precious or other metals (e.g. gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33% of that particular Fund's total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

INVESTMENTS IN SWAPS AND OTHER CREDIT DERIVATIVES. The Funds may invest in swaps and other credit derivatives such as credit default swaps ("CDSs"). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which Funds invest. As a result, the Funds' ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Funds will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, a Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. A Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, a Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund's ability to "work-out" effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose a Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When a Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when a Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund's return may be adversely affected.

To the extent a CDS requires a Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund's exposure to credit risk with respect to the CDS increases. Finally, to the extent that a Fund's swap positions are leveraged, any Fund losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively). The Funds' positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Funds may also invest in certificates which represent an undivided interest in a pool of high yield debt securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. A Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the
Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Funds' investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

A Fund's ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations to the Fund. The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

LACK OF DIVERSIFICATION. Each of the Funds is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the fund's total assets invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets; and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Funds' investment restrictions (see description below under "Investment Restrictions"), the Funds may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of the Funds' investments exposes the Funds to additional risks, and greater potential for significant share price fluctuation. A Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of each Fund's principal investment strategy, each may invest in Cash Positions with up to 100% of its portfolio. In addition, each Fund may, from time to time, take temporary defensive positions that are inconsistent with that Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, each Fund may also hold up to 100% of its portfolio in Cash Positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a particular Fund with respect to that Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, each of the Funds may not:

(1)      Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, each of the Funds may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; and

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. The Advisor shall manage each Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and each Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including each Fund.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. To the extent it is consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Trustees may determine, a Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. A Fund may also direct a portion of the Fund's brokerage transactions to certain brokers because of certain benefits received from those brokers, including, without limitation, a brokerage arrangement whereby the broker pays certain Fund expenses.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to a Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

A Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

For the fiscal year ended May 31, 2004, the Moderate Fund and Managed Fund paid brokerage commissions of $3,840 and $516,318, respectively; none of which were paid to the Distributor. As a newly formed fund, the Tactical Opportunities Fund has not yet had a fiscal year.

Aggregated Trades. While investment decisions for each of the Funds are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as each of the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made as part of an aggregated trade, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the participating Fund(s) and other participating investment companies or accounts. In some instances, this investment procedure may adversely affect the price paid or received by s Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover. The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.


                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 28, 2003, is an open-end management investment company. The Trust's Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of three Funds. Additional series and/or classes may be created from time to time. The shares of the Funds have been divided into two classes which are described in two prospectuses: Investor Class and Advisor Class. The number of shares in the Trust shall be unlimited. When issued for payment as described in each of the Prospectuses and this SAI, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.
Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including each Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Funds.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622.

                                    TRUSTEES

--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                            Position(s)  Length                                               Complex
      Name, Age and          held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
         Address            Fund/Trust   Served              During Past 5 Years              Trustee         Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------

                                                      Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
James M. Baker (52)         Trustee      Since      Mr.  Baker has been the  President of        3        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (50)       Trustee      Since      Mr.  McLean  has been  the  Associate        3                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  June,   2000.   Mr.
                                                    McLean   previously   was   Assistant
                                                    Athletic Director at UGAA.
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------

                                                              15

--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                            Position(s)  Length                                               Complex
      Name, Age and          held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
         Address            Fund/Trust   Served              During Past 5 Years              Trustee         Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------

                                                       Interested Trustee*

--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (62)      Trustee,     Since      Mr.  Beasley  has been the  President        3                 None
                            Treasurer    6/2003     of the Advisor since March, 1991.
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------

       * The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

----------------------------------------------------------------------------------------------------------------------------------

                                                         OTHER OFFICERS
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (44)     President    Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                                         6/2003     and  Treasurer  of the Advisor  since
                                                    February,   1993.   Mr.  Chapman  has
                                                    been   a   Vice   President   of  the
                                                    MurphyMorris   Money  Management  Co.
                                                    (investment   advisory   firm)  since
                                                    March,  2000.  Mr.  Chapman  has also
                                                    been  the   President   of  Financial
                                                    Toolbox,   Inc.  (website  publishing
                                                    firm) since 2000.
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (34)    Secretary    Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham    Company   (the   Fund's
Post Office Box 69                                  administrator)    since    September,
Rocky Mount, NC  27802                              1999.  Mr. Watson  previously was the
                                                    Chief   Operating   Officer   of  The
                                                    Nottingham Company.
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)      Asst.        Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company      Secretary    6/2003     President        of        Compliance
116 South Franklin Street   and Asst.               Administration   at  The   Nottingham
Post Office Box 69          Treasurer               Company since March, 1998.
Rocky Mount, NC  27802
--------------------------- ------------ ---------- -------------------------------------- -------------- ------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met two times during the Moderate Fund's last fiscal year and three times during the Managed Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Moderate Fund and Managed Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the particular Fund's shareholders, on the one hand, and those of the Advisor, principal underwriter or an affiliated person of the Funds, the Advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Trustees as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Moderate Fund's and Managed Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of each of the Funds beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.


------------------------- -------------------------- ------------- ---------------------------
                                                                    Aggregate Dollar Range of
                                                        Dollar      Equity Securities in All
                                                       Range of     Funds Overseen or to be
                                                        Equity       Overseen by Trustee in
                                                      Securities      Family of Investment
  Name of Trustee                    Funds           in the Fund           Companies*
------------------------- -------------------------- ------------- ---------------------------
                                   INDEPENDENT TRUSTEES
------------------------- -------------------------- ------------- ---------------------------
James M. Baker            Moderate Fund                   A
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    A
------------------------- -------------------------- ------------- ---------------------------
                          Tactical    Opportunities       A
                          Fund
------------------------- -------------------------- ------------- ---------------------------
                                                                               A
------------------------- -------------------------- ------------- ---------------------------
Norman A. McLean          Moderate Fund                   A
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    A
------------------------- -------------------------- ------------- ---------------------------
                          Tactical    Opportunities       A
                          Fund
------------------------- -------------------------- ------------- ---------------------------
                                                                               A
------------------------- -------------------------- ------------- ---------------------------
                                     INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------
------------------------- -------------------------- ------------- ---------------------------
Donald L. Beasley         Moderate Fund                   A
------------------------- -------------------------- ------------- ---------------------------
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    E
------------------------- -------------------------- ------------- ---------------------------
------------------------- -------------------------- ------------- ---------------------------
                          Tactical    Opportunities       A
                          Fund
------------------------- -------------------------- ------------- ---------------------------
------------------------- -------------------------- ------------- ---------------------------
                                                                               E
------------------------- -------------------------- ------------- ---------------------------

      *Family of Investment Companies for the PMFM Investment Trust.

Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Funds' distributor or any affiliate of the Advisor or distributor.

Approval of the Investment Advisory Agreements. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Investment Advisory Agreements ("Advisory Agreements") with the Advisor and the renewal and continuance thereof with respect to each of the Funds. In evaluating whether to approve the Advisory Agreements, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the particular Fund, as well as other materials and comparative reports provided by the Funds' other service providers, including Fund counsel.

In deciding on whether to approve the Advisory Agreements, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) overall expenses of the particular Fund including the Expense Limitation Agreements between the Trust on behalf of the Funds and the Advisor;
(iv) the financial condition of the Advisor; and (v) the Advisor's investment strategy for the particular Funds.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for each of the Funds: (i) that the terms of the Advisory Agreements were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreements and the Funds' expense ratios as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and each of the Funds to enter into the Advisory Agreements. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreements or interested persons of the Advisor, unanimously approved the Advisory Agreements for the Funds for an initial two-year period.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees that are not interested persons of the Trust receive $500 per Fund per meeting attended in person and $200 per Fund per meeting attended by telephone. Half of the fees received by such Trustees will be invested in shares of the particular Fund on the date they are received. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                            Aggregate Compensation     Pension or Retirement     Estimated Annual      Total Compensation From
                                From Each of           Benefits Accrued As        Benefits Upon          Fund and Fund Complex
    Name of Trustee*            the Funds**            Part of Fund Expenses        Retirement           Paid to Trustees***
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
James M. Baker                     $1,100                     None                    None                     $3,300
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Norman A. McLean                   $1,100                     None                    None                     $3,300
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Donald L. Beasley                   None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

* Each of the Trustees serves as a Trustee to the three Funds of the Trust. ** Figures are estimates for the fiscal year ending May 31, 2005. For the fiscal year ended May 31, 2004, each of the Independent Trustees received $250 and $1,400 in aggregate compensation from the Moderate Fund and the Managed Fund, respectively.
*** Figures are estimates for the fiscal year ending May 31, 2005. For the fiscal year ended May 31, 2004, each of the Independent Trustees received total compensation of $1,650 from the Funds and Fund Complex.


CODES OF ETHICS. The Trust and the Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES. To the extent that the Funds invests in equity securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

No later than August 31 of each year, each Fund files Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. Each Fund's proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-866-383-7636. This information is also available on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of September 19, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 2.79%, less than 1%, and 0% of the then outstanding Investor Class shares and less than 1%, less than 1%, and 0% of the then outstanding Advisor Class shares of the Moderate Fund, Managed Fund, and Tactical Opportunities Fund, respectively. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of share of the Funds as indicated. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Funds as of September 19, 2004.

                                                       MODERATE FUND
                                                   Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     National Financial Services LLC                   2,819,161.723                                     97.91%**
     For the Exclusive Benefit of Our Customers
     Attn: Mutual Fund Department, 5th Floor
     200 Liberty St., One World Financial
     New York, NY 10281

                                                    Advisor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     Wachovia Bank, NA                                 2,819,161.723                                     86.94%*
     Frederick Kessler R/O IRA
     C/O Supportive Care Services
     507 West 9th Street
     Wilmington, DE 19801

     Wachovia Bank, NA                                       570.627                                      6.25%
     Mark Thompson
     1208 Lynnberry Woods Road
     Dover, DE 19904

                                                        MANAGED FUND
                                                    Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     National Financial Services LLC                  23,256,217.528                                     95.51%**
     For the Exclusive Benefit of Our Customers
     Attn: Mutual Fund Department, 5th Floor
     200 Liberty St., One World Financial
     New York, NY 10281


                                                               19

                                                    Advisor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     Margaret L. Johnson Irrev Trust U/A                  16,324.040                                     27.29%*
     4/9/91 Gary L. Johnson Trustee
     For the benefit of Deborah L. Johnson
     102 Moynahan Lane
     Avondale, PA 19311

     Brandywine Benefits Corporation                      15,733.213                                     26.30%*
     Defined Benefit Pension Plan
     2 Mill Road, Suite 202
     Wilmington, DE 19806

     Lawrence A. Zeccola                                   9,927.970                                     16.60%
     1082 Old Churchmans Road
     Suite 201
     Newark, DE 19713

     NFSC                                                  6,521.739                                     10.90%
     2945 Crestline Drive
     Macon, GA 31204

     Siegfried J. Schulz, Inc.                             4,846.271                                      8.10%
     12 Mill Park Court
     Newark, DE 19713

     Frank W. Zeccola                                      3,307.268                                      5.53%
     1082 Old Churchmans Road
     Suite 201
     Newark, DE 19713

                                                 TACTICAL OPPORTUNITIES FUND
                                                    Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     None

                                                    Advisor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                            Percent of Class
        ----------------                            --------------------                            ----------------

     None


     * Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations.
     ** Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations. The Fund believes that such entity does not have a beneficial interest of such shares.

INVESTMENT ADVISOR. Information about the Advisor, PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30094 and its duties and compensation as Advisor is contained in the Prospectuses. As of September 2004, the Advisor has approximately $650 million under management.

The Advisor supervises the Funds' investments pursuant to the Advisory Agreements. The Advisory Agreements are effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the respective Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party. The Advisory Agreements are terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the particular Fund. The Advisory Agreements provide that they will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages each Fund's investments in accordance with the stated policies of that Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of Donald L. Beasley, Timothy A.
Chapman, Judson P. Doherty and Joseph G. Ezernack is responsible for the day-to-day management of the Funds' portfolios.

Under the Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreements.

The Advisor will receive a monthly management fee from each Fund equal to an annual rate of 1.25% of the Funds' net assets. In addition, the Advisor and the Funds have entered into Expense Limitation Agreements under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25%, 1.70%, and 2.25% of the average daily net assets of the Moderate Fund, the Managed Fund, and the Tactical Opportunities Fund, respectively, for the fiscal year ending May 31, 2005. As a result, the Funds' "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%, 1.95%, and 2.50% for the Investor Class and 3.25%, 2.70%, and 3.25% for the Advisor Class of the Moderate Fund, the Managed Fund, and the Tactical Opportunities Fund, respectively, for the fiscal year ending May 31, 2005, as indicated in the respective Prospectuses. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. For the fiscal year ended May 31, 2004, the Advisor received $4,590 for services to the Moderate Fund after waiving fees in the amount of $36,673 and reimbursing a portion of the Fund's expenses in the amount of $3,914. The Advisor received $1,694,592 for services to the Managed Fund after waiving fees in the amount of $31,589.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an administration fee at the following annual rates: on the first $50 million of each Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million; 0.125%; on the next $50 million; 0.10%; and on all assets over $200 million, 0.075%, with a minimum administration fee of $2,000 per month per Fund. In addition, the Administrator receives a monthly fund accounting fee of $2,250 for the first class of shares of each Fund and $750 for each additional class of shares of each Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for each Fund. For services to the Moderate Fund and Managed Fund for the fiscal year ended May 31, 2004, the Administrator received $6,325 and $209,076, respectively, in fund administration fees. For the same period, the Administrator received fund accounting fees of

$6,046 from the Moderate Fund and $39,309 from the Managed Fund. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800 per Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator performs the following services for each Fund: (i) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Funds; (ii) coordinate with and monitor any other third parties furnishing services to the Funds; (iii) provide the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assist or supervise the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vi) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (ix) take such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The
Administrator also provides certain accounting and pricing services for the Funds.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. For the fiscal year ended May 31, 2004, the Transfer Agent received $4,000 from the Moderate Fund and $19,750 from the Managed Fund in such shareholder servicing fees.

DISTRIBUTOR. The Funds will conduct a continuous offering of their securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to distribution agreements ("Distribution Agreements") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreements may be terminated by either party upon 60-days' prior written notice to the other party.

The Fund has adopted an Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for the Investor Class and Advisor Class of the Moderate Fund and a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for the Investor Class and Advisor Class of the Tactical Opportunities Fund (each a "Plan" and collectively, "Plans"). See the section entitled "Management of the Fund - Distribution Plans" in the respective Prospectus for each class of shares. As required by Rule 12b-1, the Plans (together with the Distribution Agreements) were approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans and the Distribution Agreements. The Plans provide that the Trust's Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures. The
Trustees will take into account the expenditures for purposes of reviewing operations under the Plans and in connection with their annual consideration of renewal of the Plans.

Potential benefits of the Plans to the Funds include improved shareholder services, savings to the Funds in transfer agency fees as a percentage of assets (unless and until a particular Fund(s) has/have a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plans must be considered by the Trustees annually.

Under the Plans, the Funds may expend up to 0.25% and 1.00% of the Investor Class' and Advisor Class', respectively, average daily net assets annually to pay for any activity primarily intended to result in the sale of the respective class of shares of that Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Funds' average annual net asset value for each class of shares of each Fund. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to Investor Class and Advisor Class shares of the Funds; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to Investor Class and Advisor Class shares of the Funds; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (d) training sales personnel regarding the Investor Class and Advisor Class shares of the Funds; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Investor Class and Advisor Class shares. Under the Plans, the Distributor is compensated regardless of its out-of-pocket expenditures. The Funds do not participate in any joint distribution activities with other investment companies nor are the Funds aware of any interested person of the Funds or any director who is not an interested person of the Funds having any direct or indirect financial interest in the Plans or related agreements.

For the fiscal year ended May 31, 2004, the Moderate Fund incurred $9,035 and $2 for the Investor Class and Advisor Class, respectively, and the Managed Fund incurred $345,228 and $35 for the Investor Class and Advisor Class, respectively, in distribution and service fees under the Plans. These amounts were substantially paid to sale personnel for selling the Funds' shares and servicing shareholding accounts, with a small amount paid for marketing expenses.

CUSTODIAN. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Funds' assets. The Custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Funds held by the Custodian plus additional out of pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, to serve as the independent registered public accounting firm for each of the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds' federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Such firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Funds.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectuses for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectuses:

PURCHASES. Shares of the Funds will be offered and sold on a continuous basis. The purchase price of shares of the Funds is the net asset value next determined after the order is received. Net Asset Value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

Each of the Funds reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of that Fund and its shareholders; and (iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are normally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

REDEMPTIONS. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds. No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectuses under "Redeeming Shares," each of the Funds may redeem shares involuntarily to reimburse the particular Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in a Fund valued at more than $1,000 may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for that particular class of shares of the Fund. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, which are available by calling the Funds. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by a Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-866-ETF-PMFM (1-866-383-7636) or by writing to:

                                   PMFM Funds
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of that Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.


                          SPECIAL SHAREHOLDER SERVICES

The Funds offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown above. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the heading "Redeeming Shares - Signature Guarantees" in the Prospectuses); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

EMPLOYEES AND AFFILIATES OF THE FUND. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $500 for the Investor Class shares of the Funds applies to Trustees, officers, and employees of the Funds; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Notwithstanding the foregoing, dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plans to pay these expenses.

                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Funds is normally determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The Funds' net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Funds will not be calculated.

In computing the net asset value for a class of shares of the Funds, all class-specific liabilities incurred or accrued are deducted from the net assets of that class. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result is the net asset value per share of that class.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Funds are valued as follows:

     o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

     o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

     o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

     o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

     o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds are conclusive.

In valuing the Funds' total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The  following  summarizes  certain  additional  tax  considerations   generally
affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each of the Funds, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of a Fund's total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust, including the Funds, will designate: (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gains dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gains dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gains net income (excess of capital gains over capital losses). Each series of the Trust, including the Funds, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Funds may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Funds refers to the average annual compounded rate of return over the stated period for a particular class of shares of a Fund that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods and such other periods as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:


                                 P(1+T)^n = ERV

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Funds' performance for any specified period in the future.

The cumulative total return before taxes on distributions of the Moderate Fund Investor Class since March 25, 2004, date of commencement of operations of the Fund, through May 31, 2004 was (1.80)%. The cumulative total return after taxes on distributions of the Moderate Fund Investor Class since March 25, 2004 through May 31, 2004 was (1.80)%. The cumulative total return after taxes on distributions and sale of shares of the Moderate Fund since March 25, 2004 through May 31, 2004 was (1.17)%.

The cumulative total return before taxes on distributions of the Moderate Fund Advisor Class since April 30, 2004, date of commencement of operations of the Fund, through May 31, 2004 was (1.10)%. The cumulative total return after taxes on distributions of the Moderate Fund Investor Class since April 30, 2004 through May 31, 2004 was (1.10)%. The cumulative total return after taxes on distributions and sale of shares of the Moderate Fund since April 30, 2004 through May 31, 2004 was (0.72)%. Without reflecting the effects of the maximum deferred sales charge, the returns for those same calculations would have been (0.10)%, (0.10)%, and (0.07)%, respectively.

The cumulative total return before taxes on distributions of the Managed Fund Investor Class since June 30, 2003, date of commencement of operations of the Fund, through May 31, 2004 was 1.47%. The cumulative total return after taxes on distributions of the Managed Fund Investor Class since June 30, 2003 through May 31, 2004 was 1.38%. The cumulative total return after taxes on distributions and sale of shares of the Moderate Fund since June 30, 2003 through May 31, 2004 was 0.96%.

The cumulative total return before taxes on distributions of the Managed Fund Advisor Class since April 30, 2004, date of commencement of operations of the Fund, through May 31, 2004 was (1.00)%. The cumulative total return after taxes on distributions of the Managed Fund Investor Class since April 30, 2004 through May 31, 2004 was (1.00)%. The cumulative total return after taxes on distributions and sale of shares of the Moderate Fund since April 30, 2004 through May 31, 2004 was (0.65)%. Without reflecting the effects of the maximum deferred sales charge, the returns for those same calculations would have been 0.00%, 0.00%, and 0.00%, respectively.

The Funds' performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Funds may compare their performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets; with the Lehman Brothers Aggregate Bond Index, which is generally considered to be representative of the performance of an unmanaged group of bond securities that are publicly traded in the United States securities markets; and/or a blend of those two indices. The Funds may also measure their performance against one or more appropriate Lipper Equity Indexes, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Funds may also occasionally cite statistics to reflect its volatility and risk. The Funds may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Funds may also compare their performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Funds will experience the same results. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Funds' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Funds may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended May 31, 2004, including the financial highlights appearing in the Annual Report to shareholders, for the Moderate Fund and the Managed Fund are incorporated by reference and made a part of this document. Because the Tactical Opportunities Fund is a new fund, there are no financial statements to be presented here for that Fund. Once they become available, you may request a copy by calling or writing the Funds.

                       APPENDIX A - DESCRIPTION OF RATINGS


The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

         Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

         Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

         A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

         Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

         MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3 - This designation  denotes acceptable credit quality.  Liquidity
         and  cash-flow   protection  may  be  narrow,  and  market  access  for
         refinancing is likely to be less well-established.

         SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

         VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.


Short-Term Ratings.

         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES


The following proxy voting policies are provided:

     (1)   the Trust's Proxy Voting and Disclosure Policy and
     (2)   the  Advisor's  Proxy  Voting  and  Disclosure  Policy,  including  a
           detailed   description   of  the  Advisor's   specific  proxy  voting
           guidelines.

                              PMFM INVESTMENT TRUST
                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that each series of shares of the PMFM Investment Trust ("Trust") listed on Exhibit A, attached hereto, (individually a "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC
     Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that PMFM, Inc. ("Advisor"), as the Funds' investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (1)  to make the proxy voting decisions for each Fund; and
     (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, shall approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board shall also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders

     (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)    The name of the issuer of the portfolio security;
          (ii)   The exchange ticker  symbol  of  the  portfolio   security  (if
                 available through reasonably practicable means);
          (iii)  The Council  on  Uniform  Security   Identification  Procedures
                 ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
          (iv)   The shareholder meeting date;
          (v)    A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii)  Whether  the Fund  cast its vote on the  matter;
          (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)   Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)   A copy of this Policy;
          (ii)  Proxy statements received regarding each Fund's securities;
          (iii) Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Amended and restated this 18th day of August, 2004.

                                    EXHIBIT A
                      Amended and Restated August 18, 2004



Series of the PMFM Investment Trust

1.   PMFM Managed Portfolio Trust
2.   PMFM Moderate Portfolio Trust
3.   PMFM Tactical Opportunities Fund

                                   PMFM, INC.

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that PMFM, Inc. ("PMFM") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how PMFM has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that PMFM complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In general, PMFM does not vote proxies for clients. However, PMFM has one client, the PMFM Investment Trust (the "Fund") for which PMFM will vote proxies. In voting proxies for the Fund (or any other client for whom PMFM determines to vote proxies in the future), PMFM is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

     The following details PMFM's philosophy and practice regarding the voting of proxies.

     A.   General

          PMFM believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

          To implement PMFM's proxy voting policies, PMFM has developed the following procedures for voting proxies.

          1. Upon receipt of a corporate proxy by PMFM, the special or annual report and the proxy are submitted to PMFM's proxy voting manager (the "Proxy Manager"), currently Joe Ezernack.

          2. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of PMFM's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

          3. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in PMFM's files.

     C.   Absence of Proxy Manager

          In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

     While PMFM's policy is to review each proxy proposal on its individual merits, PMFM has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A. Investment Company Matters. In general, PMFM invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, "investment companies"). When called upon to vote investment company proxies, PMFM will follow the following guidelines:

          1.   Election of Directors and Similar Matters

               In an uncontested election, PMFM will generally vote in favor of management's proposed directors/trustees. In a contested election, PMFM will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors or Trustees, PMFM will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company's independent directors or trustees.

          2.   Audit Committee Approvals

               PMFM generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances.

               Notwithstanding the foregoing, PMFM expects to generally support the ratification of the selection of auditors recommended and approved by the investment company's independent directors or trustees.

          3.   Approval of Advisory Contracts

               PMFM will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management's discussion of the terms of the contract.

               Notwithstanding the foregoing, PMFM expects to generally support advisory contracts recommended and approved by an investment company's independent directors or trustees.

          4.   Rule 12b-1 Plans

               PMFM will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management's proposal,

               PMFM's evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

               Notwithstanding the foregoing, PMFM expects to generally support 12b-1 Plans recommended and approved by an investment company's independent directors or trustees.

          5.   Mergers

               PMFM will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management's discussion, and PMFM's review, of the reasons for the merger.

               Notwithstanding the foregoing, PMFM expects to generally support mergers recommended and approved by an investment company's independent directors or trustees.

          6.   Voting Shares Owned by the Fund

               Notwithstanding any of the foregoing guidelines in Sections 1-5 above, the Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment company security held by it "in the same proportion as the vote of all other holders of such securities." Accordingly, PMFM will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

     B.   Operating Company Matters

          Because of the investment strategy PMFM uses for its clients, including the Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if PMFM is called upon to vote operating company proxies for clients, PMFM will follow the following guidelines:

          1.   Corporate Governance

               PMFM will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o In uncontested directors' elections, approve management's proposed directors; and
               o    Ratify   management's   recommendation   and   selection  of
                    auditors.

          2.   Shareholder Rights

               PMFM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and

               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

          3.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               PMFM will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and o Require a company to consider the non-financial effects of mergers or acquisitions.

          4.   Compensation

               In voting on proposals with respect to compensation, PMFM will generally support proposals it believes will fairly compensate executives. PMFM will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o    Disclose compensation policies;
               o Adopt compensation packages or policies that generally link executive compensation to performance;
               o    Require shareholders approval of golden parachutes;
               o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
               o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
               o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

               And expects to generally vote against proposals to:

               o    Adopt  stock  option   plans  with  any  of  the   following
                    structural features:
               o Ability to issue options with an exercise price below the stock's current market price;
               o    Ability to issue reload options; or
               o    Automatic share replenishment ("evergreen") feature.

          5.   Corporate Responsibility and Social Issues

               PMFM generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, PMFM will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, PMFM may vote against corporate responsibility and social issue proposals that PMFM believes will have substantial adverse economic or other effects on a company, and PMFM may vote for corporate responsibility and social issue proposals that PMFM believes will have substantial positive economic or other effects on a company.

IV.  Conflicts

     In cases where PMFM is aware of a conflict between the interests of a client and the interests of PMFM or an affiliated person of PMFM (e.g., a portfolio company is a client or an affiliate of a client of PMFM), PMFM will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions. In the event that PMFM does not receive instructions from the client within three business days of the notice, PMFM may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.   PMFM Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires PMFM to disclose in response to any client request how the client can obtain information from PMFM on how its securities were voted. PMFM will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to PMFM. Upon receiving a written request from a client, PMFM will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires PMFM to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. PMFM will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, PMFM will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Record-keeping

     PMFM shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)   A copy of this Policy;
     (ii)  Proxy Statements received regarding client securities;
     (iii) Records of votes cast on behalf of clients;
     (iv) Any documents prepared by PMFM that were material to making a decision how to vote, or that memorialized the basis for the decision;
     (v)   Records of client requests for proxy voting information, and
     (vi) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     PMFM shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by PMFM as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

     PMFM may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by PMFM that are maintained with a third party such as a proxy voting service, provided that PMFM has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

     This policy may be amended at any time by the PMFM, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by PMFM.


                                        Adopted as of this 1st day of July, 2003

                                                   /s/ Donald L. Beasley
                                                   ______________________
                                                   Donald L. Beasley, President

________________________________________________________________________________



                            PMFM ETF Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust




                                  Annual Report


                        FOR THE PERIOD FROM JUNE 30, 2003
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                                   PMFM, Inc.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                            PMFM ETF Portfolio Trust
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                         1-866-ETF-PMFM (1-866-383-7636)


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM ETF Portfolio Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM ETF Portfolio Trust ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, tracking risks, ETF net asset value and market price risk, portfolio turnover risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                            PMFM ETF PORTFOLIO TRUST


                                                                   July 29, 2004


Dear Shareholder,

Looking back on the first year of the PMFM ETF Portfolio Trust we see two very different five to six month time periods. In general, stocks moved higher in the last half of 2003 as the economy strengthened and corporate earnings improved, but have remained in a narrow trading range during the first half of 2004. The fund's inception was June 30, 2003 and we received large inflows of cash during the fund's first several months of operations. We worked to get the new money invested as prudently as possible but the cash inflows caused us to be under invested in the stock market during much of that period, especially during the third quarter of 2003. By the fourth quarter we had increased the fund's exposure to equities and, as a result, we captured a greater percentage of the gains of the S&P 500 (8.1% for the fund, net of fees and expenses, versus 12.2% for the S&P 500 for the same period).

To date, in 2004, the S&P 500 has remained in a narrow 73 point trading range. The upper end of the range has been 1157 and the lower end has been 1084. The movements between those price points have been quick and volatile, but the market has been unable to sustain a trend in either direction. This volatile, sideways movement presents a challenge for our tactical asset allocation approach. For the first six months of 2004, the fund returned -0.9%, while the market (the S&P 500) returned 3.4%. The equity exposure in our portfolio during the first half of 2004 has ranged from zero (100% cash or cash equivalents) to 77%. The risk indicators in our model have kept us from being fully exposed to the market, and as a result our portfolio has been less volatile than the major indices, including the S&P 500. While this reduced exposure has caused the fund to underperform the S&P 500, we feel it is justified by the protection provided if the market breaks out of the trading range to the downside.

As we move into the last half of 2004 there are several issues weighing on the market including Iraq's transition to self-governance, anticipated interest rate increases by the Federal Reserve, and the upcoming presidential election. Many "experts" in the investment business make predictions for the future and have target prices for the major indices. Our investment philosophy is based on what we believe are sound indicators that measure what is really happening in the markets, not what we wish would happen, and instead of predicting, we react accordingly. Our goal is to participate in the equity market when we deem the risk levels to be reasonable, and to avoid equities when the risk levels are unacceptable.

As explained in detail in a separate "Important Notice" to shareholders dated July 28, 2004 (the "Notice"), the fund will be renamed the "PMFM Managed Portfolio Trust" effective September 27, 2004. As explained in the Notice, the name change will remove the term "ETF" from the name so that the Fund will not be required to invest at least 80% of its assets in ETFs. We believe this will benefit the fund by increasing the fund's flexibility to invest in cash positions, bond indexes (including those not tracked by an ETF) and other instruments when we deem it advisable, and clarifying that the fund is not an ETF.

Thank you for your continued support and allowing us to serve you and the fund. Please feel free to contact us with any questions or concerns.


Sincerely,
PMFM, Inc.

Timothy A. Chapman

                            PMFM ETF Portfolio Trust
                                 Investor Class

                     Performance Update - $10,000 Investment
               For the period from June 30, 2003 (Date of Initial
                     Public Investment) through May 31, 2004

[Graph Here]

                                                       80% S&P 500 Total Return
                  PMFM ETF           S&P 500 Total    Index /20% Lehman Brothers
               Portfolio Trust       Return Index        Aggregate Bond Index
               ---------------       ------------        --------------------
 6/30/2003       $10,000               $10,000                 $10,000
 7/31/2003         9,820                10,176                  10,067
 8/31/2003         9,780                10,375                  10,240
 9/30/2003         9,570                10,265                  10,208
10/31/2003         9,910                10,845                  10,653
11/30/2003        10,080                10,941                  10,734
12/31/2003        10,348                11,514                  11,215
 1/31/2004        10,498                11,726                  11,402
 2/29/2004        10,619                11,889                  11,556
 3/31/2004        10,488                11,709                  11,430
 4/30/2004        10,147                11,526                  11,224
 5/31/2004        10,147                11,684                  11,342


This graph depicts the performance of PMFM ETF Portfolio Trust (the "Fund") Investor Class shares versus the S&P 500 Total Return Index and a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                            Cumulative Total Returns
                         -------------------------------
                             Since 06/30/03 (Date of
                           Initial Public Investment)
                         -------------------------------
                                     1.47 %
                         -------------------------------


>> The graph assumes an initial $10,000 investment at June 30, 2003 (date of initial public investment). All dividends and distributions are reinvested.

>> At May 31, 2004, the value of the Fund's Investor Class shares would have increased to $10,147 - a cumulative total investment return of 1.47% since June 30, 2003.

>>   At May 31,  2004,  the value of a similar  investment  in the S&P 500 Total
     Return Index would have increased to $11,684 - a cumulative total investment return of 16.84%; and a similar investment in a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index would have increased to $11,342 - a cumulative total investment return of 13.42% since June 30, 2003.


The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      PMFM ETF Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                   Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 99.82%

           Evergreen Institutional Money Market Fund Class I ...............................     40,625,265            $ 40,625,265
           Merrimac Cash Series Fund .......................................................    182,904,918             182,904,918
                                                                                                                       ------------

           Total Investment Companies (Cost $223,530,183) .................................................             223,530,183
                                                                                                                       ------------


Total Value of Investments (Cost $223,530,183 (b)) .........................................          99.82 %          $223,530,183
Other Assets Less Liabilities ..............................................................           0.18 %               402,244
                                                                                                 ----------            ------------
      Net Assets ...........................................................................         100.00 %          $223,932,427
                                                                                                 ==========            ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation /
           (depreciation)  of investments  for financial  reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................            $          0
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $          0
                                                                                                                       ============





















See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $223,530,183) ........................................................                $223,530,183
      Cash .............................................................................................                       4,173
      Income receivable ................................................................................                     176,714
      Receivable for fund shares sold ..................................................................                     343,746
      Other asset ......................................................................................                      49,487
                                                                                                                        ------------

           Total assets ................................................................................                 224,104,303
                                                                                                                        ------------

LIABILITIES
      Accrued expenses .................................................................................                      92,213
      Payable for fund shares redeemed .................................................................                      79,663
                                                                                                                        ------------

           Total liabilities ...........................................................................                     171,876
                                                                                                                        ------------

NET ASSETS .............................................................................................                $223,932,427
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $220,990,765
      Undistributed net realized gain on investments ...................................................                   2,941,662
                                                                                                                        ------------
                                                                                                                        $223,932,427
                                                                                                                        ============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($223,698,786 / 22,097,483 shares) ..........................................................                $      10.12
                                                                                                                        ============

ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($233,641 / 23,093 shares) ..................................................................                $      10.12
                                                                                                                        ============


















See accompanying notes to financial statements


                                                      PMFM ETF Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Interest .....................................................................................               $    35,121
           Dividends ....................................................................................                 2,350,054
                                                                                                                        -----------

               Total income .............................................................................                 2,385,175
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                 1,726,181
           Fund administration fees (note 2) ............................................................                   207,147
           Distribution and service fees - Investor Class (note 3) ......................................                   345,228
           Distribution and service fees - Advisor Class (note 3) .......................................                        35
           Custody fees (note 2) ........................................................................                    32,221
           Registration and filing administration fees (note 2) .........................................                     7,622
           Fund accounting fees (note 2) ................................................................                    39,309
           Audit and tax preparation fees ...............................................................                    22,875
           Legal fees ...................................................................................                    24,063
           Securities pricing fees ......................................................................                     1,008
           Shareholder recordkeeping fees (note 2) ......................................................                    19,750
           Other accounting fees (note 2) ...............................................................                     1,929
           Shareholder servicing expenses ...............................................................                     9,877
           Registration and filing expenses .............................................................                   107,438
           Printing expenses ............................................................................                     5,813
           Trustee fees and meeting expenses ............................................................                     7,916
           Other operating expenses .....................................................................                    27,586
                                                                                                                        -----------

               Total expenses ...........................................................................                 2,585,998

                    Less investment advisory fees waived (note 2) .......................................                   (31,589)
                                                                                                                        -----------

               Net expenses .............................................................................                 2,554,409
                                                                                                                        -----------

                    Net investment loss .................................................................                  (169,234)
                                                                                                                        -----------

REALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 3,543,557
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 3,374,323
                                                                                                                        ===========






See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................................                  $   (169,234)
         Net realized gain from investment transactions .............................................                     3,543,557
                                                                                                                       ------------
              Net increase in net assets resulting from operations ..................................                     3,374,323
                                                                                                                       ------------

     Distributions to shareholders from
         Net investment income - Investor Class .....................................................                      (469,488)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......................                   221,027,592
                                                                                                                       ------------

                           Total increase in net assets .............................................                   223,932,427

NET ASSETS
     Beginning of period ............................................................................                             0
                                                                                                                       ------------

     End of period ..................................................................................                  $223,932,427
                                                                                                                       ============



(a) A summary of capital share activity follows:
                                                                                           -----------------------------------------
                                                                                               Shares                     Value
-----------------------------------------------------------------------------------        -----------------------------------------
                      INVESTOR CLASS
-----------------------------------------------------------------------------------
Shares sold .......................................................................              25,642,144            $256,788,307
Shares issued for reinvestment of distributions ...................................                  45,493                 469,488
Shares redeemed ...................................................................              (3,590,154)            (36,463,902)
                                                                                              -------------            ------------
     Net increase .................................................................              22,097,483            $220,793,893
                                                                                              =============            ============
-----------------------------------------------------------------------------------
                     ADVISOR CLASS (b)
-----------------------------------------------------------------------------------
Shares sold .......................................................................                  23,093            $    233,699
Shares issued for reinvestment of distributions ...................................                       0                       0
Shares redeemed ...................................................................                       0                       0
                                                                                              -------------            ------------
     Net increase .................................................................                  23,093            $    233,699
                                                                                              =============            ============

-----------------------------------------------------------------------------------
                       FUND SUMMARY
-----------------------------------------------------------------------------------
Shares sold .......................................................................              25,665,237            $257,022,006
Shares issued for reinvestment of distributions ...................................                  45,493                 469,488
Shares redeemed ...................................................................              (3,590,154)            (36,463,902)
                                                                                              -------------            ------------
     Net increase .................................................................              22,120,576            $221,027,592
                                                                                              =============            ============

(b) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2004.



See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                                 INVESTOR               ADVISOR
                                                                                                  CLASS                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                 2004 (a)               2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................................          $       10.00           $      10.12

      Income from investment operations
           Net investment income ...................................................                   0.00                   0.00
           Net realized and unrealized gain on investments .........................                   0.15                   0.00
                                                                                              -------------           ------------

               Total from investment operations ....................................                   0.15                   0.00
                                                                                              -------------           ------------

      Distributions to shareholders from
           Net investment income ...................................................                  (0.03)                  0.00
                                                                                              -------------           ------------

Net asset value, end of period .....................................................          $       10.12           $      10.12
                                                                                              =============           ============


Total return .......................................................................                   1.47 %                 0.00 %
                                                                                              =============           ============


Ratios/supplemental data
      Net assets, end of period ....................................................          $ 223,698,786           $    233,641
                                                                                              =============           ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees ...........................                   1.87 %                 2.65 %
           After expense reimbursements and waived fees ............................                   1.85 %                 2.65 %

      Ratio of net investment loss to average net assets (c)
           Before expense reimbursements and waived fees ...........................                  (0.15)%                (1.74)%
           After expense reimbursements and waived fees ............................                  (0.12)%                (1.74)%

      Portfolio turnover rate ......................................................                 421.74 %               421.74 %

(a) For the period from June 30, 2003 (date of initial public investment) through May 31, 2004.

(b) For the period from April 30, 2004 (date of initial public offering) through May 31, 2004.

(c) Annualized.





See accompanying notes to financial statements

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM ETF Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on June 30, 2003 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss and distribution of income required, a reclassification adjustment of $601,895 has been charged to undistributed net realized gains, $36,827 has been charged to paid-in capital, and accumulated net investment loss has been credited $638,722, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2004. The Advisor has voluntarily waived a portion of its fee amounting to $31,589 for the period ended May 31, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

                                                                     (Continued)

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $345,228 of such expenses for the Investor Class and $35 of such expenses for the Advisor Class under the Plan for the period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $340,338,193 and $343,645,354, respectively, for the period ended May 31, 2004.































                                                                    (Continued)

                            PMFM ETF Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-866-383-7636;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-866-383-7636. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $2,300 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James M. Baker (52)          Trustee     Since      Mr.  Baker has been the  President of        1        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (50)        Trustee     Since      Mr.  McLean  has been  the  Associate        1                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  2000.   Mr.  McLean
                                                    previously  was  Assistant   Athletic
                                                    Director at UGAA.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (61)       Trustee,    Since      Mr.  Beasley  has been the  President        1                 None
                             Treasurer   6/2003     of the Advisor since 1991.
                             and
                             Principal
                             Financial
                             Officer
----------------------------------------------------------------------------------------------------------------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

----------------------------------------------------------------------------------------------------------------------------------

                            PMFM ETF Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Other Officers
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (43)      President   Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                             and         6/2003     and  Treasurer  of the Advisor  since
                             Principal              February,   1993.   Mr.  Chapman  has
                             Executive              been   a   Vice   President   of  the
                             Officer                MurphyMorris   Money  Management  Co.
                                                    (investment   advisory   firm)  since
                                                    1996.  Mr.  Chapman has also
                                                    been   the    President   of
                                                    Financial    Toobox,    Inc.
                                                    (website   publishing  firm)
                                                    since 2000.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (33)     Secretary   Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,    the   Fund's
Post Office Box 69                                  administrator,    since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)       Asst.       Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company       Secretary   6/2003     President        of        Compliance
116 South Franklin Street    and Asst.              Administration   at  The   Nottingham
Post Office Box 69           Treasurer              Company since 1998.
Rocky Mount, NC  27802
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of PMFM Investment  Trust and the  Shareholders of PMFM
   ETF Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of PMFM ETF Portfolio Trust (the "Fund") (a portfolio of PMFM Investment Trust), including the portfolio of investments, for the period from June 30, 2003 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PMFM ETF Portfolio Trust from June 30, 2003 (date of initial public investment) through May 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


July 19, 2004







                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                            PMFM ETF Portfolio Trust

________________________________________________________________________________

                      a series of the PMFM Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________



                          PMFM Moderate Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust




                                  Annual Report


                       FOR THE PERIOD FROM MARCH 25, 2004
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                                   PMFM, Inc.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                          PMFM Moderate Portfolio Trust
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                         1-866-383-PMFM (1-866-383-7636)


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Moderate Portfolio Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM Moderate Portfolio Trust ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, risks related to "Fund of Funds" structure, foreign securities risk, tracking risks, risk related to ETF net asset value and market price, risks related to portfolio turnover and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


                                                    PMFM Moderate Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                  Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 99.86%

           Evergreen Institutional Money Market Fund Class I ...........................          3,928,324            $  3,928,324
           Merrimac Cash Series Fund ...................................................         17,686,278              17,686,278
                                                                                                                       ------------

           Total Investment Companies (Cost $21,614,602) ..................................................              21,614,602
                                                                                                                       ------------


Total Value of Investments (Cost $21,614,602 (b)) ......................................              99.86 %           $21,614,602
Other Assets Less Liabilities ..........................................................               0.14 %                30,979
                                                                                                   --------            ------------
      Net Assets .......................................................................             100.00 %          $ 21,645,581
                                                                                                   ========            ============




      (a)  Non-income producing investment.
      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation /
          (depreciation) of investments for financial  reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................            $          0
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $          0
                                                                                                                       ============





















See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $21,614,602) ........................................................                $ 21,614,602
      Income receivable ...............................................................................                      17,395
      Due from advisor (note 2) .......................................................................                       3,914
      Other asset .....................................................................................                      40,389
                                                                                                                       ------------
           Total assets ...............................................................................                  21,676,300
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      30,719
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 21,645,581
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 21,969,210
      Accumulated net realized loss on investments ....................................................                    (323,629)
                                                                                                                       ------------
                                                                                                                       $ 21,645,581
                                                                                                                       ============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($21,643,083 / 2,203,294 shares) ...........................................................                $       9.82
                                                                                                                       ============

ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($2,498 / 254 shares) ......................................................................                $       9.82
                                                                                                                       ============




















See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                 For the Period from March 25, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $     30,811
                                                                                                                       ------------
      Expenses
           Investment advisory fees (note 2) .............................................................                   45,177
           Fund administration fees (note 2) .............................................................                    6,325
           Distribution and service fees - Investor Class (note 3) .......................................                    9,035
           Distribution and service fees - Advisor Class (note 3) ........................................                        2
           Custody fees (note 2) .........................................................................                    1,400
           Registration and filing administration fees (note 2) ..........................................                    1,885
           Fund accounting fees (note 2) .................................................................                    6,046
           Audit and tax preparation fees ................................................................                   19,350
           Legal fees ....................................................................................                    2,185
           Securities pricing fees .......................................................................                       58
           Shareholder recordkeeping fees (note 2) .......................................................                    4,000
           Shareholder servicing expenses ................................................................                      530
           Registration and filing expenses ..............................................................                   22,774
           Printing expenses .............................................................................                    2,039
           Trustee fees and meeting expenses .............................................................                    2,798
           Other operating expenses ......................................................................                    6,002
                                                                                                                       ------------

               Total expenses ............................................................................                  129,606

               Less:
                    Expense reimbursements (note 2) ......................................................                   (3,914)
                    Investment advisory fees waived (note 2) .............................................                  (36,673)
                                                                                                                       ------------

               Net expenses ..............................................................................                   89,019
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (58,208)
                                                                                                                       ------------

REALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (323,629)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $   (381,837)
                                                                                                                       ============








See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Period from March 25, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................................                  $    (58,208)
         Net realized loss from investment transactions .............................................                      (323,629)
                                                                                                                       ------------
              Net decrease in net assets resulting from operations ..................................                      (381,837)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......................                    22,027,418
                                                                                                                       ------------

                           Total increase in net assets .............................................                    21,645,581

NET ASSETS
     Beginning of period ............................................................................                             0
                                                                                                                       ------------

     End of period ..................................................................................                  $ 21,645,581
                                                                                                                       ============



(a) A summary of capital share activity follows:
                                                                                    -----------------------------------------------
                                                                                                 Shares                   Value
--------------------------------------------------------------------------------    -----------------------------------------------
--------------------------------------------------------------------------------
                        INVESTOR CLASS
--------------------------------------------------------------------------------
Shares sold ....................................................................                  2,275,986            $ 22,746,134
Shares redeemed ................................................................                    (72,692)               (721,216)
                                                                                               ------------            ------------
     Net increase ..............................................................                  2,203,294            $ 22,024,918
                                                                                               ============            ============

--------------------------------------------------------------------------------
                       ADVISOR CLASS (b)
--------------------------------------------------------------------------------
Shares sold ....................................................................                        254            $      2,500
Shares redeemed ................................................................                          0                       0
                                                                                               ------------            ------------
     Net increase ..............................................................                        254            $      2,500
                                                                                               ============            ============

--------------------------------------------------------------------------------
                         FUND SUMMARY
--------------------------------------------------------------------------------
Shares sold ....................................................................                  2,276,240            $ 22,748,634
Shares redeemed ................................................................                    (72,692)               (721,216)
                                                                                               ------------            ------------
     Net increase ..............................................................                  2,203,548            $ 22,027,418
                                                                                               ============            ============

(b) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2004.









See accompanying notes to financial statements

                              PMFM Moderate Portfolio Trust

                                  FINANCIAL HIGHLIGHTS

                     (For a Share Outstanding Throughout the Period)


                                                                                                     INVESTOR            ADVISOR
                                                                                                      CLASS               CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended       Period ended
                                                                                                       May 31,           May 31,
                                                                                                      2004 (a)           2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................................................   $      10.00      $       9.83

      Loss from investment operations
           Net investment loss ..................................................................          (0.03)            (0.02)
           Net realized and unrealized (loss) gain on investments ...............................          (0.15)             0.01
                                                                                                    ------------      ------------

               Total from investment operations .................................................          (0.18)            (0.01)
                                                                                                    ------------      ------------

Net asset value, end of period ..................................................................   $       9.82      $       9.82
                                                                                                    ============      ============


Total return ....................................................................................          (1.80)%           (0.10)%
                                                                                                    ============      ============


Ratios/supplemental data
      Net assets, end of period .................................................................   $ 21,643,083      $      2,498
                                                                                                    ============      ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees ........................................           3.59 %            4.61 %
           After expense reimbursements and waived fees .........................................           2.46 %            3.25 %

      Ratio of net investment loss to average net assets (c)
           Before expense reimbursements and waived fees ........................................          (2.73)%           (3.55)%
           After expense reimbursements and waived fees .........................................          (1.61)%           (2.20)%

      Portfolio turnover rate ...................................................................         400.93 %          400.93 %

(a) For the period from March 25, 2004 (date of initial public investment) through May 31, 2004.

(b) For the period from April 30, 2004 (date of initial public offering) through May 31, 2004.

(c) Annualized.








See accompanying notes to financial statements

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM Moderate Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on March 25, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $323,629, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $58,208 has been charged to paid-in capital and accumulated net investment loss has been credited $58,208, bringing it to zero.


                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2004. The Advisor has voluntarily waived a portion of its fee amounting to $36,673 and will reimburse the fund for $3,914 for the period ended May 31, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.








                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $9,035 of such expenses for the Investor Class and $2 of such expenses for the Advisor Class under the Plan for the period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $6,964,704 and $6,641,075, respectively, for the period ended May 31, 2004.



















                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-866-383-7636;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-866-383-7636. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $1,000 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                        Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James M. Baker (52)          Trustee     Since      Mr.  Baker has been the  President of        1        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (50)        Trustee     Since      Mr.  McLean  has been  the  Associate        1                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  2000.   Mr.  McLean
                                                    previously  was  Assistant   Athletic
                                                    Director at UGAA.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (61)       Trustee,    Since      Mr.  Beasley  has been the  President        1                 None
                             Treasurer   6/2003     of the Advisor since 1991.
                             and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

----------------------------------------------------------------------------------------------------------------------------------

                          PMFM Moderate Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Other Officers
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (43)      President   Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                             and         6/2003     and  Treasurer  of the Advisor  since
                             Principal              February,   1993.   Mr.  Chapman  has
                             Executive              been   a   Vice   President   of  the
                             Officer                MurphyMorris   Money  Management  Co.
                                                    (investment   advisory   firm)  since
                                                    1996.  Mr.  Chapman has also been the
                                                    President of Financial  Toobox,  Inc.
                                                    (website   publishing   firm)   since
                                                    2000.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (33)     Secretary   Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,    the   Fund's
Post Office Box 69                                  administrator,    since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)       Asst.       Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company       Secretary   6/2003     President        of        Compliance
116 South Franklin Street    and Asst.              Administration   at  The   Nottingham
Post Office Box 69           Treasurer              Company since 1998.
Rocky Mount, NC  27802
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of PMFM Investment  Trust and the  Shareholders of PMFM
   Moderate Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of PMFM Moderate Portfolio Trust (the "Fund") (a portfolio of PMFM Investment Trust), including the portfolio of investments, for the period from March 25, 2004 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PMFM Moderate Portfolio Trust from March 25, 2004 (date of initial public investment) through May 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


July 19, 2004





                                                       Member of
                                                       Deloitte Touche Tohmatsu

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

________________________________________________________________________________



                          PMFM Moderate Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.